                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)



                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-----------------------------------------------------------------------------------------

COMMON STOCKS  97.8%
ADVERTISING  1.6%

Groupe Aeroplan, Inc. (Canada) .......................             784,554  $  13,272,096
                                                                            -------------

AIR FREIGHT & LOGISTICS  4.4%
C.H. Robinson Worldwide, Inc. ........................             374,089     20,515,041
Expeditors International of Washington, Inc. .........             345,833     14,870,819
                                                                            -------------
                                                                               35,385,860
                                                                            -------------
AIRPORT SERVICES  0.9%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
   (Mexico) ..........................................             248,081      7,286,139
                                                                            -------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.2%
Coach, Inc. (a) ......................................             364,160     10,516,941
Lululemon Athletica, Inc. (a) ........................             262,709      7,634,323
                                                                            -------------
                                                                               18,151,264
                                                                            -------------
APPAREL RETAIL  2.2%
Abercrombie & Fitch Co., Class A .....................             285,801     17,914,007
                                                                            -------------

APPLICATION SOFTWARE  1.8%
Salesforce.com, Inc. (a) .............................             216,285     14,757,126
                                                                            -------------

ASSET MANAGEMENT & CUSTODY BANKS  0.6%
GLG Partners, Inc. ...................................             590,171      4,603,334
                                                                            -------------

BROADCASTING & CABLE TV  2.8%
Discovery Holdings Co., Class A (a) ..................             507,826     11,151,859
Grupo Televisa, SA - ADR (Mexico) ....................             500,914     11,831,589
                                                                            -------------
                                                                               22,983,448
                                                                            -------------
CASINOS & GAMING  3.7%
Penn National Gaming, Inc. (a) .......................              97,408      3,131,667
Wynn Resorts, Ltd. ...................................             326,561     26,565,738
                                                                            -------------
                                                                               29,697,405
                                                                            -------------
COMPUTER HARDWARE  1.0%
Teradata Corp. (a) ...................................             365,429      8,456,027
                                                                            -------------

CONSTRUCTION & ENGINEERING  0.9%
Aecom Technology Corp. (a) ...........................             213,860      6,956,866
                                                                            -------------

CONSTRUCTION MATERIALS  3.1%
Martin Marietta Materials, Inc. ......................             181,778     18,830,383
Texas Industries, Inc. ...............................             113,773      6,386,078
                                                                            -------------
                                                                               25,216,461
                                                                            -------------
CONSUMER FINANCE  2.3%
Redecard, SA (Brazil) (a) ............................             962,128     18,599,181
                                                                            -------------

DISTRIBUTORS  1.7%
Li & Fung, Ltd. (Bermuda) ............................           4,664,000     14,056,751
                                                                            -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.5%
Corporate Executive Board Co. ........................             249,183     10,478,145
IHS, Inc., Class A (a) ...............................             255,999     17,817,531
                                                                            -------------
                                                                               28,295,676
                                                                            -------------
DIVERSIFIED METALS & MINING  1.4%
Intrepid Potash, Inc. (a) ............................             176,236     11,592,804
                                                                            -------------

EDUCATION SERVICES  1.8%
New Oriental Education & Technology Group, Inc. - ADR
   (Cayman Islands) (a) ..............................             115,436      6,743,771
Strayer Education, Inc. ..............................              39,043      8,162,720
                                                                            -------------
                                                                               14,906,491
                                                                            -------------
ENVIRONMENTAL & FACILITIES SERVICES  1.3%
Covanta Holding Corp. (a) ............................             405,400     10,820,126
                                                                            -------------

GAS UTILITIES  1.9%
Questar Corp. ........................................             219,737     15,610,116
                                                                            -------------

HEALTH CARE EQUIPMENT  3.8%
Gen-Probe, Inc. (a) ..................................             219,979     10,444,603
Intuitive Surgical, Inc. (a) .........................              30,866      8,315,300
Mindray Medical International, Ltd. - ADR
   (Cayman Islands) ..................................             328,925     12,275,481
                                                                            -------------
                                                                               31,035,384
                                                                            -------------
HOME FURNISHINGS  0.8%
Mohawk Industries, Inc. (a) ..........................              95,445      6,118,024
                                                                            -------------

HOMEBUILDING  2.2%
Gafisa, SA - ADR (Brazil) ..............................           334,824     11,507,901
NVR, Inc. (a) ..........................................            12,274      6,137,982
                                                                            -------------
                                                                               17,645,883
                                                                            -------------
HOTELS, RESORTS & CRUISE LINES  3.5%
Choice Hotels International, Inc. ......................           216,934      5,748,751
Ctrip.com International, Ltd. - ADR (Cayman Islands) ...           302,546     13,850,556
Marriott International, Inc., Class A ..................           329,137      8,636,555
                                                                            -------------
                                                                               28,235,862
                                                                            -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a) ............................           363,383      7,489,324
                                                                            -------------

INTERNET RETAIL  1.9%
Priceline.com, Inc. (a) ................................           131,020     15,127,569
                                                                            -------------

INTERNET SOFTWARE & SERVICES  8.8%
Akamai Technologies, Inc. (a) ..........................           244,975      8,522,680
Alibaba.com, Ltd. (Cayman Islands) (a) .................         6,440,700      9,086,242
Baidu.com, Inc. - ADR (Cayman Islands) (a) .............            72,392     22,655,800
Equinix, Inc. (a) ......................................           112,054      9,997,458
Tencent Holdings, Ltd. (Cayman Islands) ................         2,673,600     20,676,275
                                                                            -------------
                                                                               70,938,455
                                                                            -------------
LIFE SCIENCES TOOLS & SERVICES  5.5%
Illumina, Inc. (a) .....................................           300,724     26,196,068
Techne Corp. (a) .......................................           241,852     18,716,926
                                                                            -------------
                                                                               44,912,994
                                                                            -------------
MULTI-SECTOR HOLDINGS  3.0%
Leucadia National Corp. ................................           521,495     24,478,975
                                                                            -------------

OIL & GAS EXPLORATION & PRODUCTION  15.6%
Continental Resources, Inc. (a) ........................           193,371     13,404,478
Range Resources Corp. ..................................           141,996      9,306,418
Southwestern Energy Co. (a) ............................           926,697     44,120,044
Ultra Petroleum Corp. (Canada) (a) .....................           609,462     59,849,168
                                                                            -------------
                                                                              126,680,108
                                                                            -------------
PROPERTY & CASUALTY INSURANCE  1.0%
Alleghany Corp. (a) ....................................            24,723      8,209,272
                                                                            -------------

PUBLISHING  2.2%
Morningstar, Inc. (a) .................................             241,908     17,424,633
                                                                             -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  2.8%
Brookfield Asset Management, Inc., Class A (Canada) ...             416,601     13,556,197
Forest City Enterprises, Inc., Class A ................             284,869      9,178,479
                                                                             -------------
                                                                                22,734,676
                                                                             -------------
RESTAURANTS  1.9%
Starbucks Corp. (a) ...................................             957,871     15,076,889
                                                                             -------------

SPECIALIZED FINANCE  1.4%
IntercontinentalExchange, Inc. (a) ....................              99,361     11,327,154
                                                                             -------------

SPECIALTY CHEMICALS  1.8%
Nalco Holding Co. .....................................             693,895     14,675,879
                                                                             -------------

WIRELESS TELECOMMUNICATION SERVICES  1.6%
NII Holdings, Inc., Class B (a) .......................             267,501     12,703,622
                                                                             -------------

TOTAL LONG-TERM INVESTMENTS  97.8%
  (Cost $853,174,343) .....................................................    793,375,881
                                                                             -------------

REPURCHASE AGREEMENTS  2.4%
Banc of America Securities ($5,847,843 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $5,848,249) ............      5,847,843

Citigroup Global Markets, Inc. ($5,847,843 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $5,848,249) ............      5,847,843

JPMorgan Chase & Co. ($1,754,353 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $1,754,480) .........................      1,754,353

State Street Bank & Trust Co. ($5,778,961 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.85%, dated 06/30/08, to be sold on 07/01/08 at $5,779,258)...........      5,778,961
                                                                            -------------

TOTAL REPURCHASE AGREEMENTS  2.4%
  (Cost $19,229,000)......................................................     19,229,000
                                                                            -------------

TOTAL INVESTMENTS  100.2%
  (Cost $872,403,343).....................................................    812,604,881

FOREIGN CURRENCY  0.0%
  (Cost $60,382)..........................................................         60,287

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)..............................     (1,633,734)
                                                                            -------------

NET ASSETS 100.0%.........................................................  $ 811,031,434
                                                                            -------------


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.


ADR - American Depositary Receipt


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

         -  Level 1 -- quoted prices in active markets for identical investments
         - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
         - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:


                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1 - Quoted Prices                                         $ 793,375,881
Level 2 - Other Significant Observable Inputs                      19,229,000
Level 3 - Significant Unobservable Inputs                                 -0-
                                                                -------------
     Total                                                      $ 812,604,881
                                                                =============


SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN LEADERS FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                                      NUMBER OF
DESCRIPTION                                                            SHARES            VALUE
---------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS*
INVESTMENT COMPANIES   99.8%
Van Kampen Comstock Fund, Class I ................................    6,747,860       $  96,696,838
Van Kampen Equity and Income Fund, Class I .......................   12,896,408         101,752,662
Van Kampen International Growth Fund, Class I ....................    4,771,506         101,394,506
                                                                                      -------------
TOTAL LONG-TERM INVESTMENTS   99.8%
  (Cost $341,216,881)..............................................................     299,844,006
                                                                                      -------------
REPURCHASE AGREEMENTS   0.1%
Banc of America Securities ($126,208 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated 06/30/08,
   to be sold on 07/01/08 at $126,217)  ...........................................         126,208
Citigroup Global Markets, Inc. ($126,208 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at $126,217)  ...........................         126,208
JPMorgan Chase & Co. ($37,862 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $37,865)  ............................................          37,862
State Street Bank & Trust Co. ($124,722 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on 07/01/08 at $124,728)  ...........................         124,722
                                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $415,000)..................................................................         415,000
                                                                                      -------------
TOTAL INVESTMENTS  99.9%
  (Cost $341,631,881)..............................................................     300,259,006

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%........................................         220,966
                                                                                      -------------

NET ASSETS 100.0%..................................................................   $ 300,479,972
                                                                                      =============

Percentages are calculated as a percentage of net assets.

* The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

UNDERLYING AFFILIATED FUND                               PERCENT OF SHARES HELD
-------------------------------------------------------------------------------
Van Kampen International Growth Fund ..............              9.37%


     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1--quoted prices in active markets for identical investments
     - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                               INVESTMENTS IN
VALUATION INPUTS                                                   SECURITIES
Level 1 - Quoted Prices                                          $299,844,006
Level 2 - Other Significant Observable Inputs                         415,000
Level 3 -- Significant Unobservable Inputs                                -0-
                                                                -------------
                      Total                                     $ 300,259,006
                                                                -------------


SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                             NUMBER OF
DESCRIPTION                                                   SHARES          VALUE
-----------                                                 ----------   --------------
COMMON STOCKS 99.7%
ADVERTISING 1.6%
Groupe Aeroplan, Inc. (Canada)...........................    1,522,770   $   25,760,304
                                                                         --------------
AIR FREIGHT & LOGISTICS 4.4%
C.H. Robinson Worldwide, Inc.............................      746,415       40,933,399
Expeditors International of Washington, Inc..............      690,231       29,679,933
                                                                         --------------
                                                                             70,613,332
                                                                         --------------
AIRPORT SERVICES 0.9%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
   (Mexico)..............................................      498,542       14,642,179
                                                                         --------------
APPAREL, ACCESSORIES & LUXURY GOODS 2.2%
Coach, Inc. (a)..........................................      689,187       19,903,720
Lululemon Athletica, Inc. (a)............................      535,466       15,560,642
                                                                         --------------
                                                                             35,464,362
                                                                         --------------
APPAREL RETAIL 2.2%
Abercrombie & Fitch Co., Class A.........................      568,633       35,641,916
                                                                         --------------
APPLICATION SOFTWARE 1.8%
Salesforce.com, Inc. (a).................................      429,252       29,287,864
                                                                         --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.4%
Calamos Asset Management, Inc., Class A..................      810,743       13,806,953
GLG Partners, Inc........................................    1,187,887        9,265,519
                                                                         --------------
                                                                             23,072,472
                                                                         --------------
BROADCASTING & CABLE TV 2.9%
Discovery Holdings Co., Class A (a)......................    1,022,143       22,446,260
Grupo Televisa, SA - ADR (Mexico)........................    1,008,232       23,814,440
                                                                         --------------
                                                                             46,260,700
                                                                         --------------
CASINOS & GAMING 3.7%
Penn National Gaming, Inc. (a)...........................      196,804        6,327,248
Wynn Resorts, Ltd........................................      652,654       53,093,403
                                                                         --------------
                                                                             59,420,651
                                                                         --------------

COMPUTER HARDWARE 1.0%
Teradata Corp. (a).......................................      701,967       16,243,516
                                                                         --------------
CONSTRUCTION & ENGINEERING 0.9%
Aecom Technology Corp. (a)...............................      430,454       14,002,669
                                                                         --------------
CONSTRUCTION MATERIALS 3.1%
Martin Marietta Materials, Inc...........................      363,548       37,659,937
Texas Industries, Inc....................................      229,000       12,853,770
                                                                         --------------
                                                                             50,513,707
                                                                         --------------
CONSUMER FINANCE 2.3%
Redecard, SA (Brazil)....................................    1,897,597       36,683,009
                                                                         --------------
DISTRIBUTORS 1.7%
Li & Fung, Ltd. (Bermuda)................................    9,388,000       28,294,335
                                                                         --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 3.6%
Corporate Executive Board Co.............................      532,746       22,401,969
IHS, Inc., Class A (a)...................................      507,871       35,347,822
                                                                         --------------
                                                                             57,749,791
                                                                         --------------
DIVERSIFIED METALS & MINING 1.4%
Intrepid Potash, Inc. (a)................................      356,171       23,428,928
                                                                         --------------
EDUCATION SERVICES 1.8%
New Oriental Education & Technology Group, Inc. - ADR
   (Cayman Islands) (a)..................................      229,892       13,430,291
Strayer Education, Inc...................................       77,377       16,177,209
                                                                         --------------
                                                                             29,607,500
                                                                         --------------
ENVIRONMENTAL & FACILITIES SERVICES 1.3%
Covanta Holding Corp. (a)................................      817,577       21,821,130
                                                                         --------------
GAS UTILITIES 1.9%
Questar Corp.............................................      442,283       31,419,784
                                                                         --------------
HEALTH CARE EQUIPMENT 3.8%
Gen-Probe, Inc. (a)......................................      442,770       21,022,720
Intuitive Surgical, Inc. (a).............................       60,765       16,370,091
Mindray Medical International, Ltd. - ADR
   (Cayman Island).......................................      638,424       23,825,984
                                                                         --------------
                                                                             61,218,795
                                                                         --------------

HOME FURNISHINGS 0.8%
Mohawk Industries, Inc. (a)..............................      192,110       12,314,251
                                                                         --------------
HOMEBUILDING 2.2%
Gafisa, SA - ADR (Brazil)................................      676,436       23,249,105
NVR, Inc. (a)............................................       24,705       12,354,477
                                                                         --------------
                                                                             35,603,582
                                                                         --------------
HOTELS, RESORTS & CRUISE LINES 3.5%
Choice Hotels International, Inc.........................      436,642       11,571,013
Ctrip.com International, Ltd. - ADR (Cayman Islands).....      607,446       27,808,878
Marriott International, Inc., Class A....................      662,482       17,383,528
                                                                         --------------
                                                                             56,763,419
                                                                         --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 0.9%
Monster Worldwide, Inc. (a)..............................      731,411       15,074,381
                                                                         --------------
INTERNET RETAIL 1.9%
Priceline.com, Inc. (a)..................................      259,334       29,942,704
                                                                         --------------
INTERNET SOFTWARE & SERVICES 9.9%
Akamai Technologies, Inc. (a)............................      491,830       17,110,766
Alibaba.com, Ltd. (Cayman Islands) (a)...................   12,830,200       18,100,253
Baidu.com, Inc. - ADR (Cayman Islands) (a)...............      143,702       44,972,978
Equinix, Inc. (a)........................................      221,320       19,746,170
NHN Corp. (Republic of Korea (South Korea)) (a)..........      107,298       18,719,837
Tencent Holdings, Ltd. (Cayman Islands)..................    5,382,400       41,624,768
                                                                         --------------
                                                                            160,274,772
                                                                         --------------
LIFE SCIENCES TOOLS & SERVICES 5.5%
Illumina, Inc. (a).......................................      599,622       52,233,072
Techne Corp. (a).........................................      486,795       37,673,065
                                                                         --------------
                                                                             89,906,137
                                                                         --------------
MULTI-SECTOR HOLDINGS 2.9%
Leucadia National Corp...................................      996,692       46,784,722
                                                                         --------------
OIL & GAS EXPLORATION & PRODUCTION 15.6%
Continental Resources, Inc. (a)..........................      379,056       26,276,162
Range Resources Corp.....................................      285,806       18,731,725
Southwestern Energy Co. (a)..............................    1,838,640       87,537,651

Ultra Petroleum Corp. (Canada) (a).......................    1,226,716      120,463,511
                                                                         --------------
                                                                            253,009,049
                                                                         --------------
PROPERTY & CASUALTY INSURANCE 1.0%
Alleghany Corp. (a)......................................       49,761       16,523,140
                                                                         --------------
PUBLISHING 2.2%
Morningstar, Inc. (a)....................................      487,503       35,114,841
                                                                         --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.8%
Brookfield Asset Management, Inc., Class A (Canada)......      841,936       27,396,597
Forest City Enterprises, Inc., Class A...................      568,866       18,328,863
                                                                         --------------
                                                                             45,725,460
                                                                         --------------
RESTAURANTS 1.8%
Starbucks Corp. (a)......................................    1,898,641       29,884,609
                                                                         --------------
SPECIALIZED FINANCE 1.4%
IntercontinentalExchange, Inc. (a).......................      197,549       22,520,586
                                                                         --------------
SPECIALTY CHEMICALS 1.8%
Nalco Holding Co.........................................    1,380,446       29,196,433
                                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES 1.6%
NII Holdings, Inc., Class B (a)..........................      533,153       25,319,436
                                                                         --------------
TOTAL LONG-TERM INVESTMENTS 99.7%
   (Cost $1,482,217,190)............................................      1,615,104,466
                                                                         --------------
REPURCHASE AGREEMENTS  0.3%
Banc of America Securities ($1,558,594 par collateralized by U.S.
   Government obligations in a pooled cash  account, interest rate of
   2.50%, dated 06/30/08, to be sold on 07/01/08 at $1,558,702).......        1,558,594
Citigroup Global Markets, Inc. ($1,558,594 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.50%, dated 06/30/08, to be sold on 07/01/08 at $1,558,702).......        1,558,594
JPMorgan Chase & Co. ($467,578 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
   06/30/08, to be sold on 07/01/08 at $467,612)......................          467,578

State Street Bank & Trust Co. ($1,540,234 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.85%, dated 06/30/08, to be sold on 07/01/08 at $1,540,314).......        1,540,234
                                                                         --------------
TOTAL REPURCHASE AGREEMENTS 0.3%
   (Cost $5,125,000)..................................................        5,125,000
                                                                         --------------
TOTAL INVESTMENTS 100.0%
   (Cost $1,487,342,190)..............................................    1,620,229,466
FOREIGN CURRENCY  0.0%
   (Cost $29).........................................................               29
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%............................          587,929
                                                                         --------------
NET ASSETS 100.0%.....................................................   $1,620,817,424
                                                                         ==============

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

ADR  - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1--quoted prices in active markets for identical investments

     - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                         $1,615,104,466
Level 2 - Other Significant Observable Inputs        5,125,000
Level 3 - Significant Unobservable Inputs                  -0-
                                                --------------
   Total                                        $1,620,229,466
                                                ==============

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------------------------------------------------   ---------   ------------
COMMON STOCKS 91.6%
AEROSPACE & DEFENSE 2.1%
Hexcel Corp. (a) ....................................     97,900    $  1,889,470
Orbital Sciences Corp. (a) ..........................    255,000       6,007,800
Teledyne Technologies, Inc. (a) .....................     92,000       4,488,680
                                                                    ------------
                                                                      12,385,950
                                                                    ------------
AGRICULTURAL PRODUCTS 0.5%
Darling International, Inc. (a) .....................    180,000       2,973,600
                                                                    ------------
AIR FREIGHT & LOGISTICS 0.7%
Forward Air Corp. ...................................    130,000       4,498,000
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 2.0%
Fossil, Inc. (a) ....................................    155,000       4,505,850
Hanesbrands, Inc. (a) ...............................    109,000       2,958,260
Quiksilver, Inc. (a) ................................    445,000       4,369,900
                                                                    ------------
                                                                      11,834,010
                                                                    ------------
APPAREL RETAIL 1.5%
Aeropostale, Inc. (a) ...............................    138,000       4,323,540
Gymboree Corp. (a) ..................................    110,000       4,407,700
                                                                    ------------
                                                                       8,731,240
                                                                    ------------
APPLICATION SOFTWARE 3.1%
ANSYS, Inc. (a) .....................................    105,000       4,947,600
Net 1 UEPS Technologies, Inc. (a) ...................    275,000       6,682,500
Parametric Technology Corp. (a) .....................    280,000       4,667,600
SPSS, Inc. (a) ......................................     65,000       2,364,050
                                                                    ------------
                                                                      18,661,750
                                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS 1.2%
Riskmetrics Group, Inc. (a) .........................    142,250       2,793,790
Waddell & Reed Financial, Inc., Class A .............    125,000       4,376,250
                                                                    ------------
                                                                       7,170,040
                                                                    ------------
BIOTECHNOLOGY 2.9%
BioMarin Pharmaceuticals, Inc. (a) ..................    120,000       3,477,600
Savient Pharmaceuticals, Inc. (a) ...................    130,000       3,289,000
Techne Corp. (a) ....................................     77,000       5,959,030
United Therapeutics Corp. (a) .......................     47,500       4,643,125
                                                                    ------------
                                                                      17,368,755
                                                                    ------------

BROADCASTING & CABLE TV 0.2%
Tivo, Inc. (a) ......................................    177,000       1,092,090
                                                                    ------------
CASINOS & GAMING 1.2%
Bally Technologies, Inc. (a) ........................     86,000       2,906,800
Scientific Games Corp., Class A (a) .................    150,000       4,443,000
                                                                    ------------
                                                                       7,349,800
                                                                    ------------
COAL & CONSUMABLE FUELS 0.7%
Patriot Coal Corp. (a) ..............................     29,000       4,445,410
                                                                    ------------
COMMUNICATIONS EQUIPMENT 1.5%
ADC Telecommunications, Inc. (a) ....................    270,000       3,987,900
Comtech Telecommunications Corp. (a) ................    106,000       5,194,000
                                                                    ------------
                                                                       9,181,900
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL 0.7%
GameStop Corp., Class A (a) .........................    105,000       4,242,000
                                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.5%
Bucyrus International, Inc., Class A ................     64,000       4,673,280
Wabtec Corp. ........................................     95,000       4,618,900
                                                                    ------------
                                                                       9,292,180
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES 1.4%
Broadridge Financial Solutions, Inc. ................    275,000       5,788,750
CyberSource Corp. (a) ...............................    158,000       2,643,340
                                                                    ------------
                                                                       8,432,090
                                                                    ------------
DISTILLERS & VINTNERS 1.6%
Central European Distribution Corp. (a) .............    130,000       9,639,500
                                                                    ------------
DISTRIBUTORS 0.5%
LKQ Corp. (a) .......................................    175,000       3,162,250
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 3.3%
Advisory Board Co. (a) ..............................     67,000       2,635,110
Exponent, Inc. (a) ..................................    152,000       4,774,320
FTI Consulting, Inc. (a) ............................    110,000       7,530,600
IHS, Inc., Class A (a) ..............................     70,000       4,872,000
                                                                    ------------
                                                                      19,812,030
                                                                    ------------
DIVERSIFIED METALS & MINING 0.7%
Intrepid Potash, Inc. (a) ...........................     61,000       4,012,580
                                                                    ------------
EDUCATION SERVICES 1.5%
Capella Education Co. (a) ...........................     45,000       2,684,250
Strayer Education, Inc. .............................     29,000       6,063,030
                                                                    ------------
                                                                       8,747,280
                                                                    ------------
ELECTRIC UTILITIES 0.8%

ITC Holdings Corp. ..................................     90,000       4,599,900
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 2.4%
Energy Conversion Devices, Inc. (a) .................     40,000       2,945,600
Evergreen Solar, Inc. (a) ...........................    261,500       2,533,935
GrafTech International Ltd. (a) .....................    180,000       4,829,400
Woodward Governor Co. ...............................    124,000       4,421,840
                                                                    ------------
                                                                      14,730,775
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS 2.5%
FLIR Systems, Inc. (a) ..............................    151,000       6,126,070
Itron, Inc. (a) .....................................     48,000       4,720,800
Mettler-Toledo International, Inc. (a) ..............     44,000       4,173,840
                                                                    ------------
                                                                      15,020,710
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES 0.9%
Clean Harbors, Inc. (a) .............................     75,000       5,329,500
                                                                    ------------
FERTILIZERS & AGRICULTURAL CHEMICALS 0.7%
CF Industries Holdings, Inc. ........................     28,000       4,278,400
                                                                    ------------
FOOTWEAR 2.3%
Deckers Outdoor Corp. (a) ...........................     37,000       5,150,400
Skechers U.S.A., Inc., Class A (a) ..................    225,000       4,446,000
Wolverine World Wide, Inc. ..........................    168,000       4,480,560
                                                                    ------------
                                                                      14,076,960
                                                                    ------------
GAS UTILITIES 0.6%
UGI Corp. ...........................................    130,000       3,732,300
                                                                    ------------
HEALTH CARE DISTRIBUTORS 1.1%
PharMerica Corp. (a) ................................    295,000       6,664,050
                                                                    ------------
HEALTH CARE EQUIPMENT 4.4%
Gen-Probe, Inc. (a) .................................     90,000       4,273,200
IDEXX Laboratories, Inc. (a) ........................     73,000       3,558,020
Masimo Corp. (a) ....................................     95,000       3,263,250
SonoSite, Inc. (a) ..................................    150,000       4,201,500
Wright Medical Group, Inc. (a) ......................    211,000       5,994,510
Zoll Medical Corp. (a) ..............................    152,000       5,117,840
                                                                    ------------
                                                                      26,408,320
                                                                    ------------
HEALTH CARE FACILITIES 1.0%
Health Management Associates, Inc., Class A (a) .....    700,000       4,557,000
HEALTHSOUTH Corp. (a) ...............................     75,900       1,262,217
                                                                    ------------
                                                                       5,819,217
                                                                    ------------
HEALTH CARE SERVICES 3.2%
Almost Family, Inc. (a) .............................    120,000       3,192,000

Amedisys, Inc. (a) ..................................    122,000       6,151,240
HealthExtras, Inc. (a) ..............................    153,000       4,611,420
LHC Group, Inc. (a) .................................    218,000       5,068,500
                                                                    ------------
                                                                      19,023,160
                                                                    ------------
HEALTH CARE SUPPLIES 1.0%
Immucor, Inc. (a) ...................................    229,000       5,926,520
                                                                    ------------
HOME ENTERTAINMENT SOFTWARE 1.9%
Shanda Interactive Entertainment Ltd. - ADR (Cayman
   Islands) (a) .....................................    225,000       6,108,750
THQ, Inc. (a) .......................................    250,000       5,065,000
                                                                    ------------
                                                                      11,173,750
                                                                    ------------
HOUSEHOLD APPLIANCES 0.6%
Snap-On, Inc. .......................................     75,000       3,900,750
                                                                    ------------
HOUSEWARES & SPECIALTIES 0.8%
Tupperware Brands Corp. .............................    135,000       4,619,700
                                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.0%
Watson Wyatt Worldwide, Inc., Class A ...............    112,500       5,950,125
                                                                    ------------
INDUSTRIAL MACHINERY 3.2%
Chart Industries, Inc. (a) ..........................    108,000       5,253,120
Columbus McKinnon Corp. (a) .........................    137,000       3,298,960
Gardner Denver, Inc. (a) ............................    111,500       6,333,200
Valmont Industries, Inc. ............................     42,000       4,380,180
                                                                    ------------
                                                                      19,265,460
                                                                    ------------
INTERNET SOFTWARE & SERVICES 4.5%
comScore, Inc. (a) ..................................    183,090       3,995,024
Digital River, Inc. (a) .............................    107,000       4,128,060
Equinix, Inc. (a) ...................................     62,000       5,531,640
MercadoLibre, Inc. (a) ..............................    115,500       3,983,595
Sohu.com, Inc. (a) ..................................     40,000       2,817,600
ValueClick, Inc. (a) ................................    175,000       2,651,250
Websense, Inc. (a) ..................................    245,000       4,125,800
                                                                    ------------
                                                                      27,232,969
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 0.5%
optionsXpress Holdings, Inc. ........................    128,000       2,859,520
                                                                    ------------
IT CONSULTING & OTHER SERVICES 2.1%
CACI International, Inc., Class A (a) ...............    135,000       6,178,950
ManTech International Corp., Class A (a) ............    130,000       6,255,600
                                                                    ------------
                                                                      12,434,550
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES 4.8%

Bio-Rad Laboratories, Inc., Class A (a) .............     51,500       4,165,835
Dionex Corp. (a) ....................................     88,000       5,840,560
eResearchTechnology, Inc. (a) .......................    265,000       4,621,600
ICON PLC - ADR (Ireland) (a) ........................     65,000       4,908,800
Illumina, Inc. (a) ..................................     51,000       4,442,610
PAREXEL International Corp. (a) .....................    185,000       4,867,350
                                                                    ------------
                                                                      28,846,755
                                                                    ------------
METAL & GLASS CONTAINERS 0.8%
Greif, Inc., Class A ................................     73,000       4,674,190
                                                                    ------------
MOVIES & ENTERTAINMENT 1.5%
DreamWorks Animation SKG, Inc., Class A (a) .........    152,000       4,531,120
Marvel Entertainment, Inc. (a) ......................    135,000       4,338,900
                                                                    ------------
                                                                       8,870,020
                                                                    ------------
OFFICE ELECTRONICS 0.7%
Zebra Technologies Corp., Class A (a) ...............    136,000       4,439,040
                                                                    ------------
OIL & GAS DRILLING 1.6%
Atwood Oceanics, Inc. (a) ...........................     40,000       4,973,600
Helmerich & Payne, Inc. .............................     63,000       4,537,260
                                                                    ------------
                                                                       9,510,860
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 4.7%
Complete Production Services, Inc. (a) ..............    175,000       6,373,500
Core Laboratories N.V. (Netherlands) ................     43,000       6,121,050
Key Energy Services, Inc. (a) .......................    240,000       4,660,800
Oil States International, Inc. (a) ..................     97,000       6,153,680
T-3 Energy Services, Inc. (a) .......................     61,000       4,847,670
                                                                    ------------
                                                                      28,156,700
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION 5.8%
ATP Oil & Gas Corp. (a) .............................    111,000       4,381,170
Berry Petroleum Co., Class A ........................     81,000       4,769,280
Cabot Oil & Gas Corp. ...............................     70,000       4,741,100
Goodrich Petroleum Corp. (a) ........................     66,000       5,472,720
Penn Virginia Corp. .................................     64,000       4,826,880
Petroleum Development Corp. (a) .....................     45,000       2,992,050
St. Mary Land & Exploration Co. .....................     73,000       4,718,720
Swift Energy Co. (a) ................................     50,000       3,303,000
                                                                    ------------
                                                                      35,204,920
                                                                    ------------
PACKAGED FOODS & MEATS 0.7%
Flowers Foods, Inc. .................................    155,000       4,392,700
                                                                    ------------
PHARMACEUTICALS 0.7%
Perrigo Co. .........................................    141,000       4,479,570
                                                                    ------------

PROPERTY & CASUALTY INSURANCE 1.2%
Aspen Insurance Holdings Ltd. (Bermuda) .............    125,000       2,958,750
FPIC Insurance Group, Inc. (a) ......................     95,000       4,305,400
                                                                    ------------
                                                                       7,264,150
                                                                    ------------
PUBLISHING 0.9%
Morningstar, Inc. (a) ...............................     75,000       5,402,250
                                                                    ------------
SEMICONDUCTOR EQUIPMENT 0.4%
Tessera Technologies, Inc. (a) ......................    157,000       2,570,090
                                                                    ------------
SEMICONDUCTORS 1.3%
Netlogic Microsystems, Inc. (a) .....................     85,000       2,822,000
ON Semiconductor Corp. (a) ..........................    550,000       5,043,500
                                                                    ------------
                                                                       7,865,500
                                                                    ------------
SOFT DRINKS 0.7%
Hansen Natural Corp. (a) ............................    155,000       4,467,100
                                                                    ------------
SPECIALIZED FINANCE 0.7%
Interactive Brokers Group, Inc. (a) .................    135,000       4,337,550
                                                                    ------------
SYSTEMS SOFTWARE 0.5%
Commvault Systems, Inc. (a) .........................    185,000       3,078,400
                                                                    ------------
TECHNOLOGY DISTRIBUTORS 0.3%
Anixter International, Inc. (a) .....................     30,000       1,784,700
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 91.6%
   (Cost $521,095,978) ..............................                551,423,586
                                                                    ------------
REPURCHASE AGREEMENTS 9.2%
Banc of America Securities ($16,831,594 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.50%, dated
   06/30/08, to be sold on 07/01/08 at
   $16,832,763) .....................................                 16,831,594
Citigroup Global Markets, Inc. ($16,831,594 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.50%, dated
   06/30/08, to be sold on 07/01/08 at
   $16,832,763) .....................................                 16,831,594
JPMorgan Chase & Co. ($5,049,478 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $5,049,843) ............                  5,049,478
State Street Bank & Trust Co. ($16,633,334 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.85%, dated
   06/30/08, to be sold on 07/01/08 at
   $16,634,189) .....................................                 16,633,334
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS 9.2%
   (Cost $55,346,000) ...............................                 55,346,000
                                                                    ------------

TOTAL INVESTMENTS 100.8%
   (Cost $576,441,978) ..............................                606,769,586
LIABILITIES IN EXCESS OF OTHER ASSETS (0.8%) ........                 (5,021,354)
                                                                    ------------
NET ASSETS 100.0% ...................................               $601,748,232
                                                                    ============

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the
                  Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                          $551,423,586
Level 2 - Other Significant Observable Inputs      55,346,000
Level 3 - Significant Unobservable Inputs                 -0-
                                                 ------------
TOTAL                                            $606,769,586
                                                 ============

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                        NUMBER OF
DESCRIPTION                                               SHARES        VALUE
-----------                                             ---------   ------------
COMMON STOCKS 93.7%
AEROSPACE & DEFENSE 4.4%
AAR Corp. (a) .......................................     581,190   $  7,863,501
AerCap Holdings N.V. (Netherlands) (a) ..............     523,000      6,605,490
Moog, Inc., Class A (a) .............................     148,800      5,541,312
                                                                    ------------
                                                                      20,010,303
                                                                    ------------
AGRICULTURAL PRODUCTS 1.6%
Corn Products International, Inc. ...................     147,500      7,243,725
                                                                    ------------
AIR FREIGHT & LOGISTICS 2.0%
Forward Air Corp. ...................................     123,700      4,280,020
Pacer International, Inc. ...........................     216,400      4,654,764
                                                                    ------------
                                                                       8,934,784
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS 0.5%
Maidenform Brands, Inc. (a) .........................     158,290      2,136,915
                                                                    ------------
APPAREL RETAIL 1.0%
Stage Stores, Inc. ..................................     325,025      3,793,042
Tween Brands, Inc. (a) ..............................      40,100        660,046
                                                                    ------------
                                                                       4,453,088
                                                                    ------------
APPLICATION SOFTWARE 1.4%
MSC Software Corp. (a) ..............................     593,989      6,521,999
                                                                    ------------
AUTO PARTS & EQUIPMENT 1.2%
ATC Technology Corp. (a) ............................     230,600      5,368,368
                                                                    ------------
BROADCASTING & CABLE TV 1.1%
Lin TV Corp., Class A (a) ...........................     317,700      1,893,492
Sinclair Broadcast Group, Inc., Class A .............     438,400      3,331,840
                                                                    ------------
                                                                       5,225,332
                                                                    ------------
BUILDING PRODUCTS 0.4%
Dayton Superior Corp. (a) ...........................     416,100      1,098,504
Quanex Building Products Corp. ......................      42,800        636,008
                                                                    ------------
                                                                       1,734,512
                                                                    ------------

COMMERCIAL PRINTING 2.4%
Cenveo, Inc. (a) ....................................     542,000      5,295,340
Consolidated Graphics, Inc. (a) .....................     113,400      5,587,218
                                                                    ------------
                                                                      10,882,558
                                                                    ------------
COMMUNICATIONS EQUIPMENT 3.0%
ADTRAN, Inc. ........................................     189,800      4,524,832
Tekelec (a) .........................................     622,100      9,151,091
                                                                    ------------
                                                                      13,675,923
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS 1.3%
Electronics for Imaging, Inc. (a) ...................     411,100      6,002,060
                                                                    ------------
CONSTRUCTION & ENGINEERING 2.2%
Aecom Technology Corp. (a) ..........................     118,100      3,841,793
Orion Marine Group, Inc. (a) ........................     104,300      1,473,759
Stantec, Inc. (Canada) (a) ..........................     183,600      4,735,044
                                                                    ------------
                                                                      10,050,596
                                                                    ------------
DIVERSIFIED CHEMICALS 1.4%
Hercules, Inc. ......................................     383,138      6,486,526
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 3.1%
Brink's Co. .........................................     135,200      8,844,784
Viad Corp. ..........................................     200,830      5,179,406
                                                                    ------------
                                                                      14,024,190
                                                                    ------------
ELECTRIC UTILITIES 1.0%
Portland General Electric Co. .......................     206,400      4,648,128
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT 4.3%
Belden, Inc. ........................................     393,065     13,317,042
General Cable Corp. (a) .............................      44,460      2,705,391
Polypore International, Inc. (a) ....................     144,200      3,652,586
                                                                    ------------
                                                                      19,675,019
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS 2.6%
Checkpoint Systems, Inc. (a) ........................     280,500      5,856,840
Cognex Corp. ........................................     250,000      5,762,500
                                                                    ------------
                                                                      11,619,340
                                                                    ------------
GAS UTILITIES 0.9%
UGI Corp. ...........................................     141,700      4,068,207
                                                                    ------------

HEALTH CARE DISTRIBUTORS 1.5%
PharMerica Corp. (a) ................................     308,800      6,975,792
                                                                    ------------
HEALTH CARE EQUIPMENT 1.2%
Hill-Rom Holdings, Inc. .............................     201,300      5,431,074
                                                                    ------------
HEALTH CARE SERVICES 1.1%
Apria Healthcare Group, Inc. (a) ....................     251,020      4,867,278
                                                                    ------------
HEALTH CARE TECHNOLOGY 1.1%
Allscripts Healthcare Solutions, Inc. ...............     413,500      5,131,535
                                                                    ------------
HOUSEHOLD PRODUCTS 0.2%
Central Garden & Pet Co. (a) ........................     199,100        905,905
                                                                    ------------
INDUSTRIAL MACHINERY 3.7%
Actuant Corp., Class A ..............................     184,900      5,796,615
Albany International Corp., Class A .................     190,200      5,515,800
CIRCOR International, Inc. ..........................     108,831      5,331,631
                                                                    ------------
                                                                      16,644,046
                                                                    ------------
INSURANCE BROKERS 1.0%
National Financial Partners Corp. ...................     231,500      4,588,330
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 0.9%
Greenhill & Co., Inc. ...............................      72,500      3,904,850
                                                                    ------------
IT CONSULTING & OTHER SERVICES 6.5%
Gartner, Inc. (a) ...................................     305,000      6,319,600
MAXIMUS, Inc. .......................................     554,160     19,295,851
Ness Technologies, Inc. (a) .........................     409,400      4,143,128
                                                                    ------------
                                                                      29,758,579
                                                                    ------------
LIFE & HEALTH INSURANCE 1.4%
Conseco, Inc. (a) ...................................     624,300      6,193,056
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES 1.4%
Bio-Rad Laboratories, Inc., Class A (a) .............      80,657      6,524,345
                                                                    ------------
METAL & GLASS CONTAINERS 1.1%
Silgan Holdings, Inc. ...............................      98,200      4,982,668
                                                                    ------------

MULTI-UTILITIES 1.5%
Avista Corp. ........................................     318,600      6,837,156
                                                                    ------------
OFFICE ELECTRONICS 0.9%
Zebra Technologies Corp., Class A (a)................     121,100      3,952,704
                                                                    ------------
OFFICE SERVICES & SUPPLIES 3.0%
ACCO Brands Corp. (a) ...............................     570,435      6,405,985
IKON Office Solutions, Inc. .........................     648,300      7,312,824
                                                                    ------------
                                                                      13,718,809
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES 2.2%
Exterran Holdings, Inc. (a) .........................      48,793      3,488,211
Superior Energy Services, Inc. (a) ..................     119,920      6,612,389
                                                                    ------------
                                                                      10,100,600
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION 0.7%
St. Mary Land & Exploration Co. .....................      50,440      3,260,442
                                                                    ------------
PAPER PACKAGING 1.6%
Rock-Tenn Co., Class A ..............................     242,800      7,281,572
                                                                    ------------
PHARMACEUTICALS 5.8%
Perrigo Co. .........................................     204,955      6,511,420
Sciele Pharma, Inc. (a) .............................     583,400     11,288,790
Valeant Pharmaceuticals International (a) ...........     496,800      8,500,248
                                                                    ------------
                                                                      26,300,458
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 5.9%
AmTrust Financial Services, Inc. ....................     263,700      3,322,620
Argo Group International Holdings, Ltd.
   (Bermuda) (a) ....................................     191,300      6,420,028
Employers Holdings, Inc. ............................     307,300      6,361,110
ProAssurance Corp. (a) ..............................     164,999      7,938,102
United America Indemnity, Ltd., Class A (Cayman
   Islands) (a) .....................................     200,924      2,686,354
                                                                    ------------
                                                                      26,728,214
                                                                    ------------
PUBLISHING 0.7%
Dolan Media Co. (a) .................................     164,800      2,999,360
                                                                    ------------
REGIONAL BANKS 0.6%
Integra Bank Corp. ..................................     135,680      1,062,374

MB Financial, Inc. ..................................      79,250      1,780,748
                                                                    ------------
                                                                       2,843,122
                                                                    ------------
REINSURANCE 2.7%
Max Capital Group, Ltd. (Bermuda) ...................     295,800      6,309,414
Platinum Underwriters Holdings, Ltd. (Bermuda) ......     184,300      6,010,023
                                                                    ------------
                                                                      12,319,437
                                                                    ------------
RESTAURANTS 1.6%
AFC Enterprises, Inc. (a) ...........................     360,900      2,883,591
Denny's Corp. (a) ...................................   1,528,330      4,340,457
                                                                    ------------
                                                                       7,224,048
                                                                    ------------
SEMICONDUCTORS 1.5%
Cirrus Logic, Inc. (a)...............................     513,999      2,857,834
Microsemi Corp. (a)..................................     154,100      3,880,238
                                                                    ------------
                                                                       6,738,072
                                                                    ------------
SPECIALIZED REIT'S 1.6%
LaSalle Hotel Properties ............................     130,500      3,279,465
Potlatch Corp. ......................................      85,200      3,844,224
                                                                    ------------
                                                                       7,123,689
                                                                    ------------
SPECIALTY CHEMICALS 3.0%
Cytec Industries, Inc. ..............................     115,000      6,274,400
Zep, Inc. ...........................................     484,700      7,212,336
                                                                    ------------
                                                                      13,486,736
                                                                    ------------
THRIFTS & MORTGAGE FINANCE 0.7%
Provident New York Bancorp ..........................     300,110      3,319,216
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS 1.1%
TAL International Group, Inc. .......................     227,174      5,165,937
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 1.7%
Syniverse Holdings, Inc. (a) ........................     482,200      7,811,640
                                                                    ------------
TOTAL COMMON STOCKS .................................                425,880,243
                                                                    ------------
INVESTMENT COMPANY 0.6%
iShares Russell 2000 Value Index Fund ...............      42,000      2,688,000
                                                                    ------------

CONVERTIBLE CORPORATE OBLIGATION 0.7%
Epicor Software Corp. ($4,672,000 par, 2.38% coupon,
   maturing 05/15/27) ...............................                  3,229,520
                                                                    ------------
TOTAL LONG-TERM INVESTMENTS 95.0%
   (Cost $423,558,238) ..............................                431,797,763
                                                                    ------------
REPURCHASE AGREEMENTS 5.6%
Banc of America Securities ($7,725,758 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at
   $7,726,295) ......................................                  7,725,758
Citigroup Global Markets, Inc. ($7,725,758 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at
   $7,726,295) ......................................                  7,725,758
JPMorgan Chase & Co. ($2,317,728 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $2,317,895) ............                  2,317,728
State Street Bank & Trust Co. ($7,634,756 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on 07/01/08 at
   $7,635,148) ......................................                  7,634,756
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,404,000) ...............................                 25,404,000
                                                                    ------------
TOTAL INVESTMENTS  100.6%
   (Cost $448,962,238) ..............................                457,201,763
LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%) ........                 (2,762,630)
                                                                    ------------
NET ASSETS 100.0% ...................................               $454,439,133
                                                                    ------------

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

VAN KAMPEN UTILITY FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

DESCRIPTION                                                  SHARES        VALUE
------------------------------------------------------------------------------------
COMMON STOCKS   93.6%
ALTERNATIVE CARRIERS   0.5%
tw telecom, Inc. (a)..............................           66,600    $   1,067,598
                                                                       -------------

BROADCASTING & CABLE TV   2.1%
Comcast Corp., Class A ...........................          253,500        4,808,895
                                                                       -------------

ELECTRIC UTILITIES   28.8%
Allegheny Energy, Inc. ...........................          100,500        5,036,055
American Electric Power Co., Inc. ................          101,655        4,089,581
DPL, Inc. ........................................           94,400        2,490,272
Duke Energy Corp. ................................          226,700        3,940,046
Edison International, Inc. .......................          129,600        6,658,848
Entergy Corp. ....................................           19,000        2,289,120
Exelon Corp. .....................................           90,300        8,123,388
FirstEnergy Corp. ................................           93,972        7,736,715
FPL Group, Inc. ..................................          105,616        6,926,297
Northeast Utilities ..............................          158,200        4,038,846
PPL Corp. ........................................          138,642        7,246,817
Southern Co. .....................................          167,800        5,859,576
                                                                       -------------
                                                                          64,435,561
                                                                       -------------
GAS UTILITIES   8.5%
AGL Resources, Inc. ..............................          116,900        4,042,402
Equitable Resources, Inc. ........................           83,700        5,780,322
New Jersey Resources Corp. .......................           79,200        2,585,880
Questar Corp. ....................................           92,200        6,549,888
                                                                       -------------
                                                                          18,958,492
                                                                       -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   8.5%
AES Corp. (a).....................................          306,500        5,887,865
Constellation Energy Group, Inc. .................           71,300        5,853,730
Dynegy, Inc., Class A (a).........................          319,900        2,735,145
NRG Energy, Inc. (a)..............................          109,200        4,684,680
                                                                       -------------
                                                                          19,161,420
                                                                       -------------


INTEGRATED TELECOMMUNICATION SERVICES   11.1%
AT&T, Inc. .......................................          262,410        8,840,593
Citizens Communications Co. ......................           98,900        1,121,526
Telefonica, SA - ADR (Spain) .....................           30,100        2,395,358
Telefonica, SA (Spain) ...........................           74,600        1,982,624
TELUS Corp. (Canada) .............................           31,600        1,285,755
Verizon Communications, Inc. .....................          227,200        8,042,880
Windstream Corp. .................................           95,949        1,184,011
                                                                       -------------
                                                                          24,852,747
                                                                       -------------

MULTI-UTILITIES   22.5%
Ameren Corp. .....................................           62,500        2,639,375
CMS Energy Corp. .................................          297,600        4,434,240
Consolidated Edison, Inc. ........................           79,200        3,095,928
Dominion Resources, Inc. .........................           52,200        2,478,978
DTE Energy Co. ...................................           50,900        2,160,196
MDU Resources Group, Inc. ........................          128,600        4,482,996
NSTAR ............................................           71,300        2,411,366
PG&E Corp. .......................................          161,300        6,401,997
Public Service Enterprise Group, Inc. ............          143,400        6,586,362
SCANA Corp. ......................................          115,800        4,284,600
Sempra Energy ....................................          120,300        6,790,935
Wisconsin Energy Corp. ...........................          100,700        4,553,654
                                                                       -------------
                                                                          50,320,627
                                                                       -------------

OIL & GAS STORAGE & TRANSPORTATION   4.1%
Spectra Energy Corp. .............................          104,100        2,991,834
Williams Cos., Inc. ..............................          151,300        6,098,903
                                                                       -------------
                                                                           9,090,737
                                                                       -------------

WATER UTILITIES   1.0%
American Water Works Co., Inc. (a)................          104,000        2,306,720
                                                                       -------------

WIRELESS TELECOMMUNICATION SERVICES   6.5%
America Movil, SA de CV, Ser L - ADR (Mexico) ....           58,400        3,080,600
American Tower Corp., Class A (a).................           41,200        1,740,700
China Mobile, Ltd. - ADR (Hong Kong) .............            9,400          629,330
Crown Castle International Corp. (a)..............           63,100        2,443,863
NII Holdings, Inc., Class B (a)...................           24,500        1,163,505


Rogers Communications, Inc., Class B (Canada) ....          107,500        4,155,950
SBA Communications Corp., Class A (a).............           38,600        1,389,986
                                                                       -------------
                                                                          14,603,934
                                                                       -------------

TOTAL LONG-TERM INVESTMENTS   93.6%
  (Cost $163,635,315).............................                       209,606,731
                                                                       -------------

REPURCHASE AGREEMENTS  6.1%
Banc of America Securities ($4,176,118 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 2.50%, dated 06/30/08, to be sold on
   07/01/08 at $4,176,408)............................................     4,176,118
Citigroup Global Markets, Inc. ($4,176,118 par
   collateralized by U.S. Government obligations in a pooled
   cash account, interest rate of 2.50%, dated 06/30/08, to
   be sold on 07/01/08 at $4,176,408).................................     4,176,118
JPMorgan Chase & Co. ($1,252,836 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
   06/30/08, to be sold on 07/01/08 at $1,252,926)....................     1,252,836
State Street Bank & Trust Co. ($4,126,928 par collateralized by
   U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 06/30/08, to be sold on 07/01/08 at
   $4,127,140)........................................................     4,126,928
                                                                       -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,732,000)...............................................       13,732,000
                                                                       -------------

TOTAL INVESTMENTS  99.7%
  (Cost $177,367,315)..............................................      223,338,731

FOREIGN CURRENCY  0.0%
  (Cost $51,631)...................................................           52,417

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%........................          566,872
                                                                       -------------

NET ASSETS 100.0%..................................................    $ 223,958,020
                                                                       -------------



Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.


ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

         o   Level 1 - quoted prices in active markets for identical investments

         o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN
VALUATION INPUTS                                SECURITIES
Level 1 - Quoted Prices                        $ 209,606,731
Level 2 - Other Significant
Observable Inputs                                 13,732,000
Level 3 - Significant
Unobservable Inputs                                        -
                                               -------------
Total                                          $ 223,338,731
                                               -------------


SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN VALUE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                      SHARES       VALUE
------------------------------------------------------------   ---------   ------------
COMMON STOCKS 94.2%
AIRLINES 4.5%
AMR Corp. (a)...............................................     285,200   $  1,460,224
Continental Airlines, Inc., Class B (a).....................     184,000      1,860,240
Southwest Airlines Co. .....................................     345,700      4,507,928
                                                                           ------------
                                                                              7,828,392
                                                                           ------------
ALUMINUM 0.4%
Alcoa, Inc. ................................................      19,400        691,028
                                                                           ------------
APPAREL, ACCESSORIES & LUXURY GOODS 3.1%
Hanesbrands, Inc. (a).......................................     158,000      4,288,120
Liz Claiborne, Inc. ........................................      81,000      1,146,150
                                                                           ------------
                                                                              5,434,270
                                                                           ------------
ASSET MANAGEMENT & CUSTODY BANKS 1.4%
Bank of New York Mellon Corp. ..............................      65,283      2,469,656
                                                                           ------------
BROADCASTING & CABLE TV 3.8%
Comcast Corp., Class A .....................................     349,000      6,620,530
                                                                           ------------
COMPUTER HARDWARE   1.4%
Dell, Inc. (a)..............................................     110,600      2,419,928
                                                                           ------------
DATA PROCESSING & OUTSOURCED SERVICES 1.6%
Computer Sciences Corp. (a).................................      58,900      2,758,876
                                                                           ------------
DIVERSIFIED BANKS 3.1%
Barclays PLC - ADR (United Kingdom) ........................      40,000        926,000
Wachovia Corp. .............................................     184,500      2,865,285
Wells Fargo & Co. ..........................................      64,900      1,541,375
                                                                           ------------
                                                                              5,332,660
                                                                           ------------
DIVERSIFIED CHEMICALS 1.0%
Du Pont (E.I.) de Nemours & Co. ............................      40,400      1,732,756
                                                                           ------------
DRUG RETAIL 1.1%
CVS Caremark Corp. .........................................      50,500      1,998,285
                                                                           ------------
ELECTRONIC MANUFACTURING SERVICES 1.1%
Kemet Corp. (a).............................................     587,520      1,903,565
                                                                           ------------
FOOD RETAIL 0.8%

Pantry, Inc. (a)............................................     128,100      1,365,546
                                                                           ------------
HOUSEHOLD PRODUCTS 2.1%
Kimberly-Clark Corp. .......................................      28,700      1,715,686
Procter & Gamble Co. .......................................      32,200      1,958,082
                                                                           ------------
                                                                              3,673,768
                                                                           ------------
HYPERMARKETS & SUPER CENTERS 3.7%
Wal-Mart Stores, Inc. ......................................     113,900      6,401,180
                                                                           ------------
INTEGRATED TELECOMMUNICATION SERVICES 4.5%
AT&T, Inc. .................................................     103,700      3,493,653
FairPoint Communications, Inc. .............................           1              7
Verizon Communications, Inc. ...............................     125,200      4,432,080
                                                                           ------------
                                                                              7,925,740
                                                                           ------------
INTERNET RETAIL 1.2%
Orbitz Worldwide, Inc. (a)..................................     436,500      2,186,865
                                                                           ------------
INTERNET SOFTWARE & SERVICES 1.1%
eBay, Inc. (a)..............................................      72,700      1,986,891
                                                                           ------------
INVESTMENT BANKING & BROKERAGE 0.8%
Merrill Lynch & Co., Inc. ..................................      42,900      1,360,359
                                                                           ------------
LIFE & HEALTH INSURANCE 1.5%
MetLife, Inc. ..............................................      48,500      2,559,345
                                                                           ------------
MOVIES & ENTERTAINMENT 5.6%
Time Warner, Inc. ..........................................     331,200      4,901,760
Viacom, Inc., Class B (a)...................................     162,200      4,953,588
                                                                           ------------
                                                                              9,855,348
                                                                           ------------
MULTI-LINE INSURANCE 2.0%
American International Group, Inc. .........................      34,700        918,162
Hartford Financial Services Group, Inc. ....................      40,300      2,602,171
                                                                           ------------
                                                                              3,520,333
                                                                           ------------
MULTI-UTILITIES 1.5%
CMS Energy Corp. ...........................................     175,200      2,610,480
                                                                           ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 2.9%
Bank of America Corp. ......................................      94,800      2,262,876
Citigroup, Inc. ............................................     162,700      2,726,852
                                                                           ------------
                                                                              4,989,728
                                                                           ------------
PACKAGED FOODS & MEATS 6.9%
Cadbury PLC - ADR (United Kingdom) .........................      76,928      3,873,425
Kraft Foods, Inc., Class A .................................      87,400      2,486,530
Sara Lee Corp. .............................................     196,500      2,407,125

Unilever NV (Netherlands) ..................................     112,800      3,203,520
                                                                           ------------
                                                                             11,970,600
                                                                           ------------
PAPER PACKAGING 2.8%
Smurfit-Stone Container Corp. (a)...........................   1,210,800      4,927,956
                                                                           ------------
PAPER PRODUCTS 9.0%
AbitibiBowater, Inc. .......................................     603,282      5,628,621
International Paper Co. ....................................     298,475      6,954,468
MeadWestvaco Corp. .........................................     129,200      3,080,128
                                                                           ------------
                                                                             15,663,217
                                                                           ------------
PHARMACEUTICALS 11.4%
Abbott Laboratories ........................................      36,000      1,906,920
Bristol-Myers Squibb Co. ...................................     187,700      3,853,481
Eli Lilly & Co. ............................................      34,000      1,569,440
Pfizer, Inc. ...............................................      84,680      1,479,359
Schering-Plough Corp. ......................................     205,400      4,044,326
Watson Pharmaceuticals, Inc. (a)............................     149,100      4,051,047
Wyeth ......................................................      64,430      3,090,063
                                                                           ------------
                                                                             19,994,636
                                                                           ------------
PROPERTY & CASUALTY INSURANCE 8.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda) .........      82,000      3,248,840
Aspen Insurance Holdings Ltd. (Bermuda) ....................     230,500      5,455,935
Chubb Corp. ................................................      70,900      3,474,809
Travelers Cos., Inc. .......................................      45,300      1,966,020
                                                                           ------------
                                                                             14,145,604
                                                                           ------------
REINSURANCE 3.0%
Flagstone Reinsurance Holdings Ltd. (Bermuda) ..............     444,300      5,238,297
                                                                           ------------
SOFT DRINKS 2.2%
Coca-Cola Co. ..............................................      53,000      2,754,940
Dr. Pepper Snapple Group, Inc. (a)..........................      52,996      1,111,856
                                                                           ------------
                                                                              3,866,796
                                                                           ------------
THRIFTS & MORTGAGE FINANCE 0.6%
Federal Home Loan Mortgage Corp. ...........................      65,620      1,076,168
                                                                           ------------
TOTAL LONG-TERM INVESTMENTS 94.2%
   (Cost $216,768,788) .....................................                164,508,803
                                                                           ------------
REPURCHASE AGREEMENTS 5.7%
Banc of America Securities ($3,047,240 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.50%, dated 06/30/08, to be sold on 07/01/08 at $3,047,452) ........      3,047,240
Citigroup Global Markets, Inc. ($3,047,240 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.50%,

   dated 06/30/08, to be sold on 07/01/08 at $3,047,452) ...............      3,047,240
JPMorgan Chase & Co. ($914,173 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%,
   dated 06/30/08, to be sold on 07/01/08 at $914,238) .................        914,173
State Street Bank & Trust Co. ($3,011,347 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate
   of 1.85%, dated 06/30/08, to be sold on 07/01/08 at $3,011,502) .....      3,011,347
                                                                           ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,020,000) ..................................................     10,020,000
                                                                           ------------
TOTAL INVESTMENTS 99.9%
   (Cost $226,788,788) .................................................    174,528,803
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1% .............................        163,102
                                                                           ------------
NET ASSETS 100.0% ......................................................   $174,691,905
                                                                           ------------

 Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN
VALUATION INPUTS                        SECURITIES
----------------                      --------------
Level 1 - Quoted Prices                 $160,635,378
Level 2 - Other Significant
Observable Inputs                         13,893,425
Level 3 - Significant
Unobservable Inputs                              -0-
                                        ------------
   TOTAL                                $174,528,803
                                        ============

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Asset Allocation Conservative Fund
Portfolio of Investments - June 30, 2008 (Unaudited)

                                                                                    NUMBER OF
DESCRIPTION                                                                          SHARES         VALUE
-----------                                                                        ----------   ------------
INVESTMENT COMPANIES 99.0%
iShares MSCI Japan Index Fund                                                         132,100   $  1,648,608
Van Kampen American Value Fund, Class I (a)                                           203,305      4,928,113
Van Kampen Corporate Bond Fund, Class I (a)                                         2,640,206     16,448,486
Van Kampen Emerging Markets Fund, Class I (a)                                         110,736      2,464,990
Van Kampen Enterprise Fund, Class I (a)                                               353,045      4,935,575
Van Kampen Equity Premium Income Fund, Class I (a)                                    269,571      2,453,092
Van Kampen Government Securities Fund, Class I (a)                                  1,206,340     11,508,485
Van Kampen Growth and Income Fund, Class I (a)                                        224,268      4,131,014
Van Kampen International Growth Fund, Class I (a)                                     309,824      6,583,758
Van Kampen Limited Duration Fund, Class I (a) (b)                                   1,173,154     11,473,449
Van Kampen Capital Growth Fund (Formerly PACE), Class I (a)(c)                        335,837      4,090,498
Van Kampen Real Estate Securities Fund, Class I (a)                                    93,763      1,644,596
Van Kampen US Mortgage Fund, Class I (a)                                              790,192      9,853,691
                                                                                                ------------
TOTAL LONG-TERM INVESTMENTS 99.0%
   (Cost $87,784,192)                                                                             82,164,355
                                                                                                ------------
REPURCHASE AGREEMENTS 1.8%
Banc of America Securities ($459,215 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated 06/30/08,
   to be sold on 07/01/08 at $459,247)                                                               459,215
Citigroup Global Markets, Inc. ($459,215 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated 06/30/08,
   to be sold on 07/01/08 at $459,247)                                                               459,215
JPMorgan Chase & Co. ($137,764 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08, to be sold
   on 07/01/08 at $137,774)                                                                          137,764
State Street Bank & Trust Co. ($453,806 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 06/30/08,
   to be sold on 07/01/08 at $453,829)                                                               453,806
                                                                                                ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,510,000)                                                                               1,510,000
                                                                                                ------------
TOTAL INVESTMENTS 100.8%
   (Cost $89,294,192)                                                                             83,674,355

LIABILITIES IN EXCESS OF OTHER ASSETS (0.8%)                                                        (624,026)
                                                                                                ------------
NET ASSETS 100.0%                                                                               $ 83,050,329
                                                                                                ============

Percentages are calculated as a percentage of net assets.

(a)  Affiliated Fund

(b) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

(c) As of the close of Business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund

                                               PERCENT OF
UNDERLYING AFFILIATED FUND                    SHARES HELD
--------------------------                    -----------
Van Kampen Limited Duration Fund, Class I         8.11%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $82,164,355
Level 2 - Other Significant Observable Inputs       1,510,000
Level 3 - Significant Unobservable Inputs                 -0-
                                                  -----------
   Total                                          $83,674,355
                                                  ===========

SECURITY VALUATION The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Asset Allocation Growth Fund
Portfolio of Investments - June 30, 2008 (Unaudited)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES       VALUE
--------------------------------------------------------------------------------   ---------   ------------
INVESTMENT COMPANIES 98.7%
iShares MSCI Japan Index Fund                                                        350,900   $  4,379,232
Van Kampen Comstock Fund, Class I (a)                                                901,313     12,915,809
Van Kampen Corporate Bond Fund, Class I (a)                                          869,448      5,416,661
Van Kampen Emerging Markets Fund, Class I (a)                                        291,928      6,498,311
Van Kampen Enterprise Fund, Class I (a)                                              773,945     10,819,751
Van Kampen Growth and Income Fund, Class I (a)                                       471,538      8,685,731
Van Kampen High Yield Fund, Class I (a)                                              558,205      5,403,423
Van Kampen International Growth Fund, Class I (a)                                  1,024,875     21,778,593
Van Kampen Limited Duration Fund, Class I (a)                                        551,904      5,397,619
Van Kampen Mid Cap Growth Fund, Class I (a)                                          206,962      5,407,921
Van Kampen Capital Growth Fund (Formerly PACE), Class I (a)(b)                       704,226      8,577,469
Van Kampen Real Estate Securities Fund, Class I (a)                                  427,853      7,504,541
Van Kampen US Mortgage Fund, Class I (a)                                             434,704      5,420,754
                                                                                               ------------
TOTAL LONG-TERM INVESTMENTS
   (Cost $118,923,278)                                                                          108,205,815
                                                                                               ------------
REPURCHASE AGREEMENTS 0.5%
Banc of America Securities ($167,568 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated
   06/30/08, to be sold on 07/01/08 at $167,580)                                                    167,568
Citigroup Global Markets, Inc. ($167,568 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at $167,580)                                              167,568
JPMorgan Chase & Co. ($50,270 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $50,274)                                                                50,270
State Street Bank & Trust Co. ($165,594 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on 07/01/08 at $165,603)                                              165,594
                                                                                               ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $551,000)                                                                                  551,000
                                                                                               ------------
TOTAL INVESTMENTS  99.2%
   (Cost $119,474,278)                                                                          108,756,815

OTHER ASSETS IN EXCESS OF LIABILITIES  0.8%                                                         902,321
                                                                                               ------------
NET ASSETS 100.0%                                                                              $109,659,136
                                                                                               ============

Percentages are calculated as a percentage of net assets.

(a)  Affiliated Fund

(b) As of the close of Business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
---------------------------------------------   ---------------
Level 1 - Quoted Prices                           $108,205,815
Level 2 - Other Significant Observable Inputs          551,000
Level 3 - Significant Unobservable Inputs                  -0-
                                                  ------------
   Total                                          $108,756,815
                                                  ============

SECURITY VALUATION The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Asset Allocation Moderate Fund
Portfolio of Investments - June 30, 2008 (Unaudited)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES        VALUE
--------------------------------------------------------------------------------   ---------   ------------
INVESTMENT COMPANIES 98.1%
iShares MSCI Japan Index Fund                                                        389,800   $  4,864,704
Van Kampen Comstock Fund, Class I (a)                                                890,182     12,756,309
Van Kampen Corporate Bond Fund, Class I (a)                                        1,803,121     11,233,444
Van Kampen Emerging Markets Fund, Class I (a)                                        360,385      8,022,176
Van Kampen Enterprise Fund, Class I (a)                                              802,641     11,220,916
Van Kampen Government Securities Fund, Class I (a)                                 1,347,831     12,858,305
Van Kampen Growth and Income Fund, Class I (a)                                       436,610      8,042,350
Van Kampen High Yield Fund, Class I (a)                                              826,928      8,004,666
Van Kampen International Growth Fund, Class I (a)                                  1,214,467     25,807,416
Van Kampen Limited Duration Fund, Class I (a) (b)                                  1,962,167     19,189,997
Van Kampen Mid Cap Growth Fund, Class I (a)                                          306,552      8,010,205
Van Kampen Capital Growth Fund (Formerly PACE), Class I (a)(c)                       651,987      7,941,207
Van Kampen Real Estate Securities Fund, Class I (a)                                  543,310      9,529,650
Van Kampen US Mortgage Fund, Class I (a)                                           1,030,281     12,847,598
                                                                                               ------------
TOTAL LONG-TERM INVESTMENTS   98.1%
   (Cost $173,517,876)                                                                          160,328,943
                                                                                               ------------
REPURCHASE AGREEMENTS   1.0%
Banc of America Securities ($516,085 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated
   06/30/08, to be sold on 07/01/08 at $516,121)                                                    516,085
Citigroup Global Markets, Inc. ($516,084 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at $516,120)                                              516,084
JPMorgan Chase & Co. ($154,825 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $154,837)                                                              154,825
State Street Bank & Trust Co. ($510,006 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on 07/01/08 at $510,032)                                              510,006
                                                                                               ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,697,000)                                                                              1,697,000
                                                                                               ------------
TOTAL INVESTMENTS  99.1%
   (Cost $175,214,876)                                                                          162,025,943

OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%                                                       1,478,756
                                                                                               ------------
NET ASSETS 100.0%                                                                              $163,504,699
                                                                                               ============

Percentages are calculated as a percentage of net assets.

(a)  Affiliated Fund

(b) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2008, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

(c) As of the close of Business July 22, 2008, Van Kampen Pace Fund changed its name to Van Kampen Capital Growth Fund

UNDERLYING AFFILIATED FUND                  PERCENT OF SHARES HELD
-----------------------------------------   ----------------------
Van Kampen Limited Duration Fund, Class I           13.56%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
---------------------------------------------   --------------
Level 1 - Quoted Prices                          $160,328,943
Level 2 - Other Significant Observable Inputs       1,697,000
Level 3 - Significant Unobservable Inputs                 -0-
                                                 ------------
   Total                                         $162,025,943
                                                 ============

SECURITY VALUATION The assets of the Fund consist primarily of shares of Underlying Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008(UNAUDITED)

                                                                NUMBER OF
DESCRIPTION                                                       SHARES     VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS   100.9%
AEROSPACE & DEFENSE   0.8%
Ceradyne, Inc. (a) .........................................        574  $     19,688
Cubic Corp. ................................................        368         8,199
DynCorp International, Inc., Class A (a) ...................        572         8,666
                                                                         ------------
                                                                               36,553
                                                                         ------------
AGRICULTURAL PRODUCTS  0.0%
Fresh Del Monte Produce, Inc. (Cayman Islands) (a) .........         10           236
                                                                         ------------
AIR FREIGHT & LOGISTICS  0.9%
Air Transport Services Group, Inc. (a) .....................      5,374         5,374
Atlas Air Worldwide Holdings, Inc. (a) .....................        497        24,582
Park-Ohio Holdings Corp. (a) ...............................        716        10,568
                                                                         ------------
                                                                               40,524
                                                                         ------------
AIRLINES  0.6%
ExpressJet Holdings, Inc. (a) ..............................      3,069         1,688
Republic Airways Holdings, Inc. (a) ........................        832         7,205
Skywest, Inc. ..............................................      1,617        20,455
                                                                         ------------
                                                                               29,348
                                                                         ------------
ALTERNATIVE CARRIERS  0.8%
Premiere Global Services, Inc. (a) .........................      2,461        35,881
                                                                         ------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.6%
Perry Ellis International, Inc. (a) ........................      1,319        27,989
                                                                         ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.1%
Calamos Asset Management, Inc., Class A ....................      1,491        25,392
GAMCO Investors, Inc., Class A .............................        542        26,894
                                                                         ------------
                                                                               52,286
                                                                         ------------
AUTO PARTS & EQUIPMENT  1.0%
ATC Technology Corp. (a) ...................................        605        14,084
Modine Manufacturing Co. ...................................         49           606
Stoneridge, Inc. (a) .......................................      1,713        29,224
                                                                         ------------
                                                                               43,914
                                                                         ------------
AUTOMOTIVE RETAIL  1.0%
Asbury Automotive Group, Inc. ..............................      1,881        24,171
Sonic Automotive, Inc., Class A ............................      1,606        20,701
                                                                         ------------
                                                                               44,872
                                                                         ------------


BIOTECHNOLOGY  0.1%
Martek Biosciences Corp. (a) ...............................        146         4,922
                                                                         ------------

BROADCASTING & CABLE TV  1.5%
Citadel Broadcasting Corp. (a) .............................      6,327         7,719
Cox Radio, Inc., Class A (a) ...............................      2,704        31,907
Entercom Communications Corp. ..............................      2,135        14,988
Lin TV Corp., Class A (a) ..................................        410         2,444
Radio One, Inc., Class D (a) ...............................      4,597         5,930
Westwood One, Inc. (a) .....................................      4,967         6,159
                                                                         ------------
                                                                               69,147
                                                                         ------------
BUILDING PRODUCTS  0.7%
Ameron International Corp. .................................        279        33,474
                                                                         ------------

COAL & CONSUMABLE FUELS  0.2%
USEC, Inc. (a) .............................................      1,202         7,308
                                                                         ------------

COMMERCIAL PRINTING  0.7%
Deluxe Corp. ...............................................      1,386        24,699
Ennis, Inc. ................................................        393         6,150
                                                                         ------------
                                                                               30,849
                                                                         ------------
COMMUNICATIONS EQUIPMENT  0.6%
Sycamore Networks, Inc. (a) ................................      8,323        26,800
                                                                         ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.4%
Accuride Corp. (a) .........................................      3,033        12,890
Blount International, Inc. (a) .............................      2,009        23,325
FreightCar America, Inc. ...................................        730        25,915
                                                                         ------------
                                                                               62,130
CONSTRUCTION MATERIALS  0.1%                                             ------------
Headwaters, Inc. (a) .......................................        440         5,179
                                                                         ------------

CONSUMER FINANCE  0.5%
Advanta Corp., Class B .....................................      3,317        20,864
                                                                         ------------

DATA PROCESSING & OUTSOURCED SERVICES  0.3%
Gevity HR, Inc. ............................................      2,201        11,841
                                                                         ------------

DEPARTMENT STORES  0.0%
Bon-Ton Stores, Inc. .......................................         34           177
                                                                         ------------

DIVERSIFIED BANKS  0.6%
Banco Latinoamericano de Exportaciones SA, Class E
   (Panama) ................................................      1,737        28,122
                                                                         ------------

DIVERSIFIED CAPITAL MARKETS  0.2%

HFF, Inc., Class A (a).....................................      1,722          9,798
                                                                         ------------

DIVERSIFIED CHEMICALS  1.7%
Hercules, Inc. ............................................      1,999         33,843
Olin Corp. ................................................      1,709         44,742
                                                                         ------------
                                                                               78,585
                                                                         ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.2%
Cornell Cos., Inc. (a).....................................      1,330         32,066
Exponent, Inc. (a).........................................        413         12,972
G & K Services, Inc., Class A .............................         95          2,894
Viad Corp. ................................................        293          7,557
                                                                         ------------
                                                                               55,489
                                                                         ------------
DIVERSIFIED METALS & MINING  1.1%
Compass Minerals International, Inc. ......................        654         52,686
                                                                         ------------

ELECTRIC UTILITIES  0.9%
Westar Energy, Inc. .......................................      1,883         40,503
                                                                         ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.0%
GrafTech International, Ltd. (a)...........................      1,200         32,196
LSI Industries, Inc. ......................................      1,949         15,826
                                                                         ------------
                                                                               48,022
                                                                         ------------
ELECTRONIC MANUFACTURING SERVICES  1.3%
Park Electrochemical Corp. ................................      1,191         28,953
Plexus Corp. (a)...........................................      1,092         30,227
                                                                         ------------
                                                                               59,180
                                                                         ------------
ENVIRONMENTAL & FACILITIES SERVICES  1.1%
Casella Waste Systems, Inc., Class A (a)...................      2,076         25,306
Standard Parking Corp. (a).................................      1,308         23,806
                                                                         ------------
                                                                               49,112
                                                                         ------------
FOOD RETAIL  0.1%
Village Super Market, Class A .............................        148          5,710
                                                                         ------------

FOOTWEAR  0.6%
Deckers Outdoor Corp. (a)..................................        189         26,309
                                                                         ------------

GAS UTILITIES  3.3%
Laclede Group, Inc. .......................................        931         37,584
Northwest Natural Gas Co. .................................        779         36,036
South Jersey Industries, Inc. .............................        974         36,389
WGL Holdings, Inc. ........................................      1,224         42,522
                                                                         ------------
                                                                              152,531
                                                                         ------------
HEALTH CARE EQUIPMENT  1.8%
HealthTronics, Inc. (a)....................................      6,610         21,615

Invacare Corp. ............................................      1,389         28,391
STERIS Corp. ..............................................      1,189         34,196
                                                                         ------------
                                                                               84,202
                                                                         ------------
HEALTH CARE FACILITIES  0.7%
AmSurg Corp. (a)...........................................      1,418         34,528
                                                                         ------------

HEALTH CARE SERVICES  0.6%
Alliance Imaging, Inc. (a)........................               2,948         25,559
                                                                         ------------

HOME FURNISHINGS  1.1%
Furniture Brands International, Inc. .............               2,337         31,222
Hooker Furniture Corp. ...........................               1,116         19,329
                                                                         ------------
                                                                               50,551
                                                                         ------------
HOMEBUILDING  0.8%
Avatar Holdings, Inc. (a).........................                 635         19,234
Meritage Homes Corp. (a)..........................                 190          2,882
Standard Pacific Corp. ...........................               4,829         16,322
                                                                         ------------
                                                                               38,438
                                                                         ------------
HOUSEHOLD APPLIANCES  0.1%
Helen of Troy, Ltd. (Bermuda) (a).................                 339          5,465
                                                                         ------------

HOUSEWARES & SPECIALTIES  0.8%
CSS Industries, Inc. .............................                 845         20,466
Tupperware Brands Corp. ..........................                 483         16,528
                                                                         ------------
                                                                               36,994
                                                                         ------------
INDUSTRIAL MACHINERY  3.8%
Chart Industries, Inc. (a)........................                 819         39,836
Columbus McKinnon Corp. (a).......................               1,040         25,043
EnPro Industries, Inc. (a)........................                 799         29,835
Mueller Industries, Inc. .........................                 696         22,411
Robbins & Myers, Inc. ............................                 820         40,894
Tecumseh Products Co., Class A (a)................                 480         15,734
                                                                         ------------
                                                                              173,753
                                                                         ------------
INTEGRATED TELECOMMUNICATION SERVICES  1.2%
Atlantic Tele-Network, Inc. ......................                 710         19,532
Cincinnati Bell, Inc. (a).........................               5,802         23,092
Hungarian Telephone & Cable Corp. (a).............                 566         10,324
                                                                         ------------
                                                                               52,948
                                                                         ------------
INVESTMENT BANKING & BROKERAGE  2.3%
Evercore Partners, Inc., Class A .................               1,438         13,661
Knight Capital Group, Inc., Class A (a)...........               1,730         31,105
LaBranche & Co., Inc. (a).........................               4,182         29,609
SWS Group, Inc. ..................................               2,011         33,403
                                                                         ------------

                                                                              107,778
                                                                         ------------
IT CONSULTING & OTHER SERVICES  1.8%
CIBER, Inc. (a) ............................................      4,695        29,156
SAIC, Inc. (a) .............................................      2,625        54,626
                                                                         ------------
                                                                               83,782
                                                                         ------------
LEISURE PRODUCTS  1.9%
Arctic Cat, Inc. ...........................................      3,048        23,927
Jakks Pacific, Inc. (a) ....................................      1,064        23,248
Nautilus, Inc. .............................................      7,762        39,431
                                                                         ------------
                                                                               86,606
                                                                         ------------
LIFE & HEALTH INSURANCE  2.3%
American Equity Investment Life Holdings Co. ...............      2,055        16,748
Delphi Financial Group .....................................      1,144        26,472
FBL Financial Group, Inc., Class A .........................        875        17,395
Phoenix Cos., Inc. .........................................      2,683        20,418
Presidential Life Corp. ....................................      1,700        26,214
                                                                         ------------
                                                                              107,247
                                                                         ------------
LIFE SCIENCES TOOLS & SERVICES  0.2%
PharmaNet Development Group, Inc. (a) ......................        468         7,380
                                                                         ------------

MANAGED HEALTH CARE  0.9%
Molina Healthcare, Inc. (a) ................................        976        23,756
Universal American Financial Corp. (a) .....................      1,743        17,813
                                                                         ------------
                                                                               41,569
                                                                         ------------
MARINE  0.7%
Genco Shipping & Trading, Ltd. (Marshall Islands)...........       500         32,600
                                                                         ------------

METAL & GLASS CONTAINERS  0.6%
Greif, Inc., Class A .......................................        431        27,597
                                                                         ------------

MORTGAGE REIT'S  1.3%
Anworth Mortgage Asset Corp. ...............................      3,796        24,712
BRT Realty Trust ...........................................      1,554        18,648
Crystal River Capital, Inc. ................................        205           750
Deerfield Capital Corp. ....................................      7,986         6,309
IMPAC Mortgage Holdings, Inc. (a) ..........................     10,605         7,954
                                                                         ------------
                                                                               58,373
                                                                         ------------
MULTI-LINE INSURANCE  0.6%
Horace Mann Educators Corp. ................................      1,811        25,390
                                                                         ------------

MULTI-UTILITIES  0.7%
Black Hills Corp. ..........................................        958        30,713
                                                                         ------------


OFFICE SERVICES & SUPPLIES  0.7%
CompX International, Inc. ..................................        258         1,497
IKON Office Solutions, Inc. ................................      2,665        30,061
                                                                         ------------
                                                                               31,558
                                                                         ------------
OIL & GAS DRILLING  2.4%
Grey Wolf, Inc. (a) ........................................      5,947        53,702
Pioneer Drilling Co., Ltd. (a) .............................      2,093        39,369
Union Drilling, Inc. (a) ...................................        702        15,219
                                                                         ------------
                                                                              108,290
                                                                         ------------
OIL & GAS EQUIPMENT & SERVICES  2.4%
Hornbeck Offshore Services, Inc. (a) .......................        800        45,208
Oil States International, Inc. (a) .........................        916        58,111
Trico Marine Services, Inc. (a) ............................        216         7,867
                                                                         ------------
                                                                              111,186
                                                                         ------------
OIL & GAS EXPLORATION & PRODUCTION  3.8%
Callon Petroleum Co. (a) ...................................      1,383        37,839
Petroleum Development Corp. (a) ............................        444        29,521
VAALCO Energy, Inc. (a) ....................................      4,193        35,515
Whiting Petroleum Corp. (a) ................................        679        72,028
                                                                         ------------
                                                                              174,903
                                                                         ------------
OIL & GAS STORAGE & TRANSPORTATION  1.5%
General Maritime Corp. (Marshall Islands) ..................      1,364        35,437
Knightsbridge Tankers, Ltd. (Bermuda) ......................        980        31,566
                                                                         ------------
                                                                               67,003
                                                                         ------------
PACKAGED FOODS & MEATS  1.6%
Cal-Maine Foods, Inc. ......................................        551        18,178
Chiquita Brands International, Inc. (a) ....................      1,625        24,651
Seaboard Corp. .............................................         20        31,020
                                                                         ------------
                                                                               73,849
                                                                         ------------
PAPER PRODUCTS  0.5%
Buckeye Technologies, Inc. (a) .............................      2,645        22,377
                                                                         ------------


PERSONAL PRODUCTS  1.4%
Elizabeth Arden, Inc. (a) ..................................      2,066        31,362
Prestige Brands Holdings, Inc. (a) .........................      2,949        31,436
                                                                         ------------
                                                                               62,798
                                                                         ------------
PROPERTY & CASUALTY INSURANCE  6.4%
Aspen Insurance Holdings, Ltd. (Bermuda) ...................      1,607        38,038
Baldwin & Lyons, Inc., Class B .............................        334         5,838
Harleysville Group, Inc. ...................................        802        27,132
Infinity Property & Casualty Corp. .........................        847        35,167

LandAmerica Financial Group, Inc. ..........................        722        16,021
National Interstate Corp. ..................................        283         5,201
Navigators Group, Inc. (a) .................................        341        18,431
PMA Capital Corp., Class A (a) .............................      2,311        21,284
ProCentury Corp. ...........................................        346         5,481
RLI Corp. ..................................................        665        32,898
Selective Insurance Group, Inc. ............................      1,534        28,778
United America Indemnity, Ltd., Class A (Cayman
   Islands) (a) ............................................        722         9,653
United Fire & Casualty Co. .................................        475        12,792
Zenith National Insurance Corp. ............................        994        34,949
                                                                         ------------
                                                                              291,663
                                                                         ------------
PUBLISHING  1.5%
Belo Corp., Ser A ..........................................      2,393        17,493
Journal Communications, Inc., Class A ......................      3,575        17,232
Lee Enterprises, Inc. ......................................        690         2,753
Scholastic Corp. (a) .......................................      1,061        30,408
                                                                         ------------
                                                                               67,886
                                                                         ------------
RAILROADS  0.6%
Genesee & Wyoming, Inc., Class A (a) .......................        813        27,658
                                                                         ------------

REGIONAL BANKS  8.6%
BancFirst Corp. ............................................        704        30,131
Capital Corp. of the West ..................................        301         1,144
City Holding Co. ...........................................        796        32,453
Columbia Bancorp ...........................................        517         3,702
Community Bank System, Inc. ................................      1,168        24,084
First Commonwealth Financial Corp. .........................      2,548        23,773
First Merchants Corp. ......................................      1,066        19,348
First Regional Bancorp (a) .................................      1,337         7,501
FirstMerit Corp. ...........................................      2,006        32,718
Old National Bancorp .......................................      2,022        28,834
Oriental Financial Group, Inc. (Puerto Rico) ..............       1,424        20,306
PNC Financial Services Group, Inc. .........................        334        19,070
Shore Bancshares, Inc. .....................................        329         6,159
Signature Bank (a) .........................................        906        23,338
Simmons First National Corp., Class A ......................      1,017        28,445
SVB Financial Group (a) ....................................        777        37,381
Tompkins Financial Corp. ...................................        373        13,876
UMB Financial Corp. ........................................        735        37,683
Westamerica Bancorp ........................................        123         6,469
                                                                         ------------


                                                                              396,415
                                                                         ------------
REINSURANCE  2.8%
IPC Holdings, Ltd. (Bermuda) ...............................        888        23,577
Max Capital Group, Ltd. (Bermuda) ..........................      1,448        30,886
Odyssey Re Holdings Corp. ..................................        934        33,157
Platinum Underwriters Holdings, Ltd. (Bermuda) .............      1,258        41,023
                                                                         ------------
                                                                              128,643
                                                                         ------------
RESTAURANTS  0.4%
CBRL Group, Inc. ...........................................        333         8,162
Domino's Pizza, Inc. (a) ...................................        904        10,396
                                                                         ------------
                                                                               18,558
                                                                         ------------
SEMICONDUCTOR EQUIPMENT  0.9%
Axcelis Technologies, Inc. (a) .............................      3,327        16,236
Entegris, Inc. (a) .........................................      4,055        26,560
                                                                         ------------
                                                                               42,796
                                                                         ------------
SEMICONDUCTORS  0.7%
TriQuint Semiconductor, Inc. (a) ...........................      5,469        33,142
                                                                         ------------


SPECIALIZED FINANCE  0.9%
Encore Capital Group, Inc. (a) .............................      3,151        27,823
Primus Guaranty, Ltd. (Bermuda) (a) ........................      3,957        11,515
                                                                         ------------
                                                                               39,338
                                                                         ------------
SPECIALIZED REIT'S  0.7%
National Health Investors, Inc. ............................      1,113        31,732
                                                                         ------------

SPECIALTY CHEMICALS  3.7%
Arch Chemicals, Inc. .......................................        935        30,995
Minerals Technologies, Inc. ................................        566        35,992
PolyOne Corp. (a) ..........................................      4,008        27,936
Rockwood Holdings, Inc. (a) ................................        197         6,856
Sensient Technologies Corp. ................................      1,320        37,171
WR Grace & Co. (a) .........................................      1,314        30,866
                                                                         ------------
                                                                              169,816
                                                                         ------------
SPECIALTY STORES  0.0%
Blockbuster, Inc., Class A (a) .............................        123           308
                                                                         ------------
STEEL  2.9%
Olympic Steel, Inc. ........................................        625        47,450
Schnitzer Steel Industries, Inc., Class A ..................        468        53,633
Sims Group, Ltd. - ADR (Australia) .........................        842        33,596
                                                                         ------------
                                                                              134,679
                                                                         ------------
TECHNOLOGY DISTRIBUTORS  0.6%
Anixter International, Inc. (a) ............................        468        27,841
                                                                         ------------


THRIFTS & MORTGAGE FINANCE  1.8%
Corus Bankshares, Inc. .....................................      3,399        14,140
Federal Agricultural Mortgage Corp., Class C ...............        829        20,543
First Niagara Financial Group, Inc. ........................      2,491        32,034
FirstFed Financial Corp. (a) ...............................        886         7,123
Triad Guaranty, Inc. (a) ...................................      8,138         8,464
                                                                         ------------
                                                                               82,304
                                                                         ------------
TOBACCO  1.1%
Universal Corp. ............................................        611        27,629
Vector Group, Ltd. .........................................      1,484        23,937
                                                                         ------------
                                                                               51,566
                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS  1.2%
Applied Industrial Technologies, Inc. ......................      1,311        31,687
Rush Enterprises, Inc., Class A (a) ........................      2,024        24,308
                                                                         ------------
                                                                               55,995
                                                                         ------------
TRUCKING  0.4%
Saia, Inc. (a) .............................................      1,726        18,848
                                                                         ------------

WIRELESS TELECOMMUNICATION SERVICES  1.2%
Syniverse Holdings, Inc. (a) ...............................      1,759        28,496
USA Mobility, Inc. (a) .....................................      3,569        26,946
                                                                         ------------

                                                                               55,442
TOTAL LONG-TERM INVESTMENTS  100.9%                                      ------------
  (Cost $5,551,929) ........................................                4,628,408
                                                                         ------------

REPURCHASE AGREEMENTS  0.6%
Banc of America Securities ($7,907 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate
   of 2.50%, dated 06/30/08, to be sold on 07/01/08 at $7,908)  ......          7,907
Citigroup Global Markets, Inc. ($7,907 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate
   of 2.50%, dated 06/30/08, to be sold on 07/01/08 at $7,908)  ......          7,907
JPMorgan Chase & Co. ($2,372 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%,
   dated 06/30/08, to be sold on 07/01/08 at $2,372)  ................          2,372
State Street Bank & Trust Co. ($7,814 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   1.85%, dated 06/30/08, to be sold on 07/01/08 at $7,814)  .........          7,814
                                                                         ------------


TOTAL REPURCHASE AGREEMENTS
  (Cost $26,000)..................................................             26,000
                                                                         ------------


TOTAL INVESTMENTS  101.5%

  (Cost $5,577,929)...............................................           4,654,408

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.5%).....................             (68,492)
                                                                           -----------

NET ASSETS 100.0%.................................................         $ 4,585,916
                                                                           -----------


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.


ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

         o   Level 1 - quoted prices in active markets for identical investments

         o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

         o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN
VALUATION INPUTS                        SECURITIES
Level 1 - Quoted Prices                 $ 4,628,408
Level 2 - Other Significant
Observable Inputs                         26,000
Level 3 - Significant
Unobservable Inputs                         -0-
                                            ---
TOTAL                                   $ 4,654,408
                                        -----------

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                         NUMBER OF
DESCRIPTION                                                SHARES       VALUE
-----------                                              ---------   -----------
COMMON STOCKS 97.4%
AEROSPACE & DEFENSE 3.7%
Boeing Co.                                                   1,850   $   121,582
Northrop Grumman Corp.                                       1,460        97,674
Raytheon Co.                                                 1,690        95,113
United Technologies Corp.                                    2,430       149,931
                                                                     -----------
                                                                         464,300
                                                                     -----------
AGRICULTURAL PRODUCTS 1.7%
Archer-Daniels-Midland Co.                                   6,460       218,025
                                                                     -----------
APPAREL, ACCESSORIES & LUXURY GOODS 1.4%
Coach, Inc. (a)                                              5,930       171,258
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS 1.3%
State Street Corp.                                           2,590       165,734
                                                                     -----------
BIOTECHNOLOGY 2.0%
Gilead Sciences, Inc. (a)                                    4,870       257,867
                                                                     -----------
COMMUNICATIONS EQUIPMENT 0.9%
Corning, Inc.                                                4,740       109,257
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL 1.2%
Best Buy Co., Inc.                                           3,760       148,896
                                                                     -----------
COMPUTER HARDWARE 6.0%
Apple, Inc. (a)                                              1,750       293,020
Hewlett-Packard Co.                                          4,700       207,787
IBM Corp.                                                    2,220       263,137
                                                                     -----------
                                                                         763,944
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 2.7%
Caterpillar, Inc.                                            2,760       203,743
PACCAR, Inc.                                                 3,435       143,686
                                                                     -----------
                                                                         347,429
                                                                     -----------
DEPARTMENT STORES 1.2%
Nordstrom, Inc.                                              4,910       148,773
                                                                     -----------
DIVERSIFIED METALS & MINING 1.8%
Freeport-McMoRan Copper & Gold, Inc.                         1,990       233,208
                                                                     -----------
DRUG RETAIL 1.8%
CVS Caremark Corp.                                           5,660       223,966
                                                                     -----------
FOOTWEAR 2.0%
NIKE, Inc., Class B                                          4,230       252,150
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES 0.9%
Royal Caribbean Cruises Ltd. (Liberia)                       5,090       114,372
                                                                     -----------
INDUSTRIAL CONGLOMERATES 3.7%
General Electric Co.                                        12,010       320,547
Textron, Inc.                                                3,150       150,979
                                                                     -----------
                                                                         471,526
                                                                     -----------
INDUSTRIAL MACHINERY 1.0%
Eaton Corp.                                                  1,530       130,004
                                                                     -----------
INTEGRATED OIL & GAS 11.0%
Chevron Corp.                                                4,300       426,259
ConocoPhillips                                               4,000       377,560
Marathon Oil Corp.                                           5,800       300,846
Occidental Petroleum Corp.                                   3,200       287,552
                                                                     -----------
                                                                       1,392,217
                                                                     -----------

INTEGRATED TELECOMMUNICATION SERVICES 3.2%
AT&T, Inc.                                                  12,210       411,355
                                                                     -----------
INTERNET SOFTWARE & SERVICES 2.5%
Google, Inc., Class A (a)                                      589       310,061
                                                                     -----------
INVESTMENT BANKING & BROKERAGE 1.9%
Goldman Sachs Group, Inc.                                    1,400       244,860
                                                                     -----------
LIFE & HEALTH INSURANCE 2.9%
Aflac, Inc.                                                  2,930       184,004
MetLife, Inc.                                                3,470       183,112
                                                                     -----------
                                                                         367,116
                                                                     -----------
MANAGED HEALTH CARE 4.3%
CIGNA Corp.                                                  5,080       179,781
UnitedHealth Group, Inc.                                     6,810       178,763
WellPoint, Inc. (a)                                          3,880       184,921
                                                                     -----------
                                                                         543,465
                                                                     -----------
MOVIES & ENTERTAINMENT 1.6%
Walt Disney Co.                                              6,330       197,496
                                                                     -----------
MULTI-LINE INSURANCE 1.1%
American International Group, Inc.                           5,040       133,358
                                                                     -----------
MULTI-UTILITIES 2.0%
Public Service Enterprise Group, Inc.                        5,520       253,534
                                                                     -----------
OIL & GAS DRILLING 2.1%
Transocean, Inc. (Cayman Islands) (a)                        1,750       266,683
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION 2.1%
Apache Corp.                                                 1,950       271,050
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION 2.2%
Williams Cos., Inc.                                          6,750       272,093
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.4%
Bank of America Corp.                                        9,870       235,597
Citigroup, Inc.                                             11,860       198,774
                                                                     -----------
                                                                         434,371
                                                                     -----------
PAPER PRODUCTS 1.7%
International Paper Co.                                      9,400       219,020
                                                                     -----------
PHARMACEUTICALS 4.1%
Merck & Co., Inc.                                            5,970       225,009
Pfizer, Inc.                                                17,170       299,960
                                                                     -----------
                                                                         524,969
                                                                     -----------
PROPERTY & CASUALTY INSURANCE 2.2%
ACE Ltd. (Cayman Islands)                                    1,640        90,348
Allstate Corp.                                               4,220       192,390
                                                                     -----------
                                                                         282,738
                                                                     -----------
RAILROADS 1.9%
CSX Corp.                                                    3,860       242,447
                                                                     -----------
RESTAURANTS 1.9%
McDonald's Corp.                                             4,370       245,681
                                                                     -----------
SEMICONDUCTOR EQUIPMENT 0.8%
MEMC Electronic Materials, Inc. (a)                          1,640       100,926
                                                                     -----------
SEMICONDUCTORS 1.3%
NVIDIA Corp. (a)                                             8,660       162,115
                                                                     -----------
STEEL 2.0%
United States Steel Corp.                                    1,340       247,605
                                                                     -----------
SYSTEMS SOFTWARE 4.7%
Microsoft Corp.                                             13,930       383,214
Oracle Corp. (a)                                            10,090       211,890
                                                                     -----------
                                                                         595,104
                                                                     -----------

TOBACCO 3.2%
Altria Group, Inc.                                           5,760       118,426
Philip Morris International, Inc.                            5,760       284,486
                                                                     -----------
                                                                         402,912
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS 97.4%
   (Cost $13,726,217)                                                 12,341,885
                                                                     -----------
REPURCHASE AGREEMENTS 2.3%
Banc of America Securities ($89,106 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.50%, dated 06/30/08, to
   be sold on 07/01/08 at $89,112)                                        89,106
Citigroup Global Markets, Inc. ($89,106 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.50%, dated
   06/30/08, to be sold on 07/01/08 at $89,112)                           89,106
JPMorgan Chase & Co. ($26,732 par collateralized by
   U.S. Government obligations in a pooled cash
   account, interest rate of 2.60%, dated 06/30/08, to
   be sold on 07/01/08 at $26,734)                                        26,732
State Street Bank & Trust Co. ($88,056 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.85%, dated
   06/30/08, to be sold on 07/01/08 at $88,061)                           88,056
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $293,000)                                                       293,000
                                                                     -----------
TOTAL INVESTMENTS 99.7%
   (Cost $14,019,217)                                                 12,634,885
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%                                40,579
                                                                     -----------
NET ASSETS 100.0%                                                    $12,675,464
                                                                     -----------

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $12,341,885
Level 2 - Other Significant Observable Inputs         293,000
Level 3 - Significant Unobservable Inputs                 -0-
                                                  -----------
Total                                             $12,634,885
                                                  ===========

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN GLOBAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                         NUMBER OF
DESCRIPTION                                                SHARES       VALUE
-----------                                              ---------   ----------
COMMON STOCKS 95.0%
BERMUDA 2.1%
CNPC Hong Kong Ltd. ..................................     140,000   $   66,075
REXCAPITAL Financial Holdings Ltd. (a) ...............     350,000       35,012
                                                                     ----------
                                                                        101,087
                                                                     ----------
BRAZIL 7.6%
Bovespa Holding, SA ..................................      11,328      140,620
Brascan Residential Properties, SA ...................      42,334      226,841
                                                                     ----------
                                                                        367,461
                                                                     ----------
CANADA 7.9%
Brookfield Asset Management, Inc., Class A ...........       5,230      170,184
Ultra Petroleum Corp. (a) ............................       2,175      213,585
                                                                     ----------
                                                                        383,769
                                                                     ----------
CAYMAN ISLANDS 13.6%
Baidu.com, Inc. - ADR (a) ............................         211       66,034
Ctrip.com International Ltd. - ADR ...................       3,216      147,228
Greenlight Capital Re Ltd., Class A (a) ..............       5,524      126,279
Mindray Medical International Ltd., Class A - ADR ....       2,035       75,946
Minth Group Ltd. .....................................     140,000       98,394
New Oriental Education & Technology Group, Inc. -
   ADR (a) ...........................................       2,492      145,583
                                                                     ----------
                                                                        659,464
                                                                     ----------
CHINA 2.8%
China Merchants Bank Co. Ltd., Class H ...............      21,000       65,985
China National Building Material Co. Ltd., Class H ...      36,000       69,255
                                                                     ----------
                                                                        135,240
                                                                     ----------
DENMARK 4.0%
DSV A/S ..............................................       8,168      195,724
                                                                     ----------
GERMANY 2.8%
BASF SE ..............................................       1,956      134,949
                                                                     ----------
HONG KONG 5.0%
China Merchants Holdings International Co. Ltd. ......      62,000      239,739
                                                                     ----------

INDIA 2.4%
ICICI Bank Ltd. - ADR ................................       4,108      118,146
                                                                     ----------
JAPAN 4.8%
ARUZE Corp. ..........................................       7,900      234,355
                                                                     ----------
MEXICO 3.8%
America Movil, SAB de CV, Ser L - ADR ................       1,398       73,744
Cemex, SAB de CV - ADR (a) ...........................       4,375      108,063
                                                                     ----------
                                                                        181,807
                                                                     ----------
SWITZERLAND 3.6%
Julius Baer Holding, AG ..............................       1,054       71,192
Panalpina Welttransport Holding, AG ..................         983      104,598
                                                                     ----------
                                                                        175,790
                                                                     ----------
UNITED KINGDOM 4.9%
British American Tobacco PLC - ADR ...................       1,647      114,055
Diageo PLC - ADR .....................................       1,670      123,363
                                                                     ----------
                                                                        237,418
                                                                     ----------
UNITED STATES 29.7%
3Com Corp. (a) .......................................      38,206       80,997
Amazon.com, Inc. (a) .................................       1,841      135,001
American Express Co. .................................       3,386      127,551
Apple, Inc. (a) ......................................         868      145,338
Corning, Inc. ........................................       6,779      156,256
Google, Inc., Class A (a) ............................         370      194,775
Loews Corp. ..........................................       1,516       71,100
Monsanto Co. .........................................       2,438      308,261
Sears Holdings Corp. (a) .............................       1,725      127,063
UnitedHealth Group, Inc. .............................       3,461       90,851
                                                                     ----------
                                                                      1,437,193
                                                                     ----------
TOTAL LONG-TERM INVESTMENTS 95.0%
   (Cost $5,150,193) .................................                4,602,142
                                                                     ----------
REPURCHASE AGREEMENTS 1.5%
Banc of America Securities ($22,505 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.50%, dated 06/30/08,
   to be sold on 07/01/08 at $22,506) ................                   22,505

Citigroup Global Markets, Inc. ($22,505 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on
   07/01/08 at $22,506) ..............................                   22,505
JPMorgan Chase & Co. ($6,751 par collateralized by
   U.S. Government obligations in a pooled cash
   account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $6,752) .................                    6,751
State Street Bank & Trust Co. ($22,239 par
   collateralized by U.S. Government obligations in a
   pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on
   07/01/08 at $22,241) ..............................                   22,239
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS 1.5%
   (Cost $74,000) ....................................                   74,000
                                                                     ----------
TOTAL INVESTMENTS  96.5%
   (Cost $5,224,193) .................................                4,676,142
OTHER ASSETS IN EXCESS OF LIABILITIES  3.5% ..........                  168,926
                                                                     ----------
NET ASSETS 100.0% ....................................               $4,845,068
                                                                     ----------

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security.

ADR  - American Depositary Receipt

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                    VALUE     NET ASSETS
--------                                                 ----------   ----------
Real Estate Management & Development..................   $  397,025       8.2%
Fertilizers & Agricultural Chemicals..................      308,261       6.4
Oil & Gas Exploration & Production....................      279,660       5.8
Internet Software & Services..........................      260,810       5.4
Marine Ports & Services...............................      239,738       4.9
Communications Equipment..............................      237,253       4.9
Leisure Products......................................      234,355       4.8

Trucking..............................................      195,724       4.0
Diversified Banks.....................................      184,131       3.8
Construction Materials................................      177,318       3.7
Hotels, Resorts & Cruise Lines........................      147,228       3.0
Education Services....................................      145,583       3.0
Computer Hardware.....................................      145,338       3.0
Specialized Finance...................................      140,620       2.9
Internet Retail.......................................      135,001       2.8
Diversified Chemicals.................................      134,949       2.8
Consumer Finance......................................      127,551       2.6
Department Stores.....................................      127,063       2.6
Reinsurance...........................................      126,279       2.6
Distillers & Vintners.................................      123,363       2.5
Tobacco...............................................      114,055       2.4
Air Freight & Logistics...............................      104,598       2.2
Auto Parts & Equipment................................       98,394       2.0
Managed Health Care...................................       90,851       1.9
Health Care Equipment.................................       75,946       1.6
Wireless Telecommunication Services...................       73,744       1.5
Asset Management & Custody Banks......................       71,192       1.5
Multi-Line Insurance..................................       71,100       1.5
Investment Banking & Brokerage........................       35,012       0.7
                                                         ----------      ----
                                                         $4,602,142      95.0%
                                                         ----------      ----

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURITIES
----------------                                --------------
Level 1 - Quoted Prices                           $4,602,142
Level 2 - Other Significant Observable Inputs         74,000
Level 3 - Significant Unobservable Inputs                -0-
                                                  ----------
   Total                                          $4,676,142
                                                  ==========

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008